AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVA

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA (the “Account”) listed in Note 1 as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 21, 2025

We have served as the Account’s auditor since 1997.

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FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
405,223.826 shares at $2.74 per share (cost $908,181)	$1,110,313
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
13,030.646 shares at $27.78 per share (cost $367,696)	361,991
Deutsche DWS Investments VIT Funds (Scudder):
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
9,805.974 shares at $14.52 per share (cost $159,104)	142,383
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
72,071.961 shares at $13.81 per share (cost $966,349)	995,314
DWS International Growth VIP Portfolio, Class A (Thematic) -
41,773.671 shares at $16.32 per share (cost $643,505)	681,746
Deutsche DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
12,955.653 shares at $43.97 per share (cost $448,317)	569,660
Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
107,953.563 shares at $25.47 per share (cost $2,416,167)	2,749,577
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
2,046,293.721 shares at $10.98 per share (cost $25,704,713)	22,468,305
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Income IC) -
128,614.123 shares at $26.59 per share (cost $3,049,745)	3,419,850
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
67,192.588 shares at $96.94 per share (cost $5,909,821)	6,513,649
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
377,451.402 shares at $4.72 per share (cost $1,895,946)	1,781,571
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
6,050.305 shares at $4.68 per share (cost $32,565)	28,315
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
464,339.895 shares at $57.94 per share (cost $18,317,318)	26,903,854
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
14,778.131 shares at $57.48 per share (cost $622,036)	849,447
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
248,393.296 shares at $37.56 per share (cost $8,816,167)	9,329,652
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
6,095.700 shares at $36.92 per share (cost $206,618)	225,053
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic) -
1,122,460.318 shares at $10.72 per share (cost $12,673,439)	12,032,775

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
27,650,135.720 shares at $1.00 per share (cost $27,650,136)	$27,650,136
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
3,955.215 shares at $25.88 per share (cost $97,862)	102,361
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
1,929.391 shares at $26.99 per share (cost $52,934)	52,074
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
1,554.854 shares at $23.80 per share (cost $26,609)	37,006
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
17,606.389 shares at $33.52 per share (cost $617,241)	590,166
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
2,003.195 shares at $79.53 per share (cost $102,427)	159,314
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,563.680 shares at $59.40 per share (cost $45,631)	92,883
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
6,404.474 shares at $31.28 per share (cost $166,932)	200,332
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
4.429 shares at $9.66 per share (cost $45)	43
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
13,926.418 shares at $39.93 per share (cost $405,827)	556,082
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
26,493.652 shares at $16.49 per share (cost $463,535)	436,880
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
6,827.169 shares at $212.90 per share (cost $1,087,350)	1,453,504
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
39,113.468 shares at $86.06 per share (cost $2,252,073)	3,366,105
Rydex Precious Metals Fund Portfolio (Precious Metals) -
47,178.190 shares at $40.25 per share (cost $1,918,099)	1,898,922
Rydex Inverse S&P 500(R) Strategy Fund Portfolio (Inv. S&P 500) -
1,182.973 shares at $22.86 per share (cost $27,922)	27,043
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
16,430.347 shares at $18.16 per share (cost $428,539)	298,375
Rydex Inverse NASDAQ-100(R) Strategy Fund Portfolio (Inverse NASDAQ) -
1,776.999 shares at $12.88 per share (cost $23,488)	22,888

.

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
953.079 shares at $115.24 per share (cost $94,531)	$109,833
Rydex Russell 2000(R) 1.5x Strategy Fund Portfolio (Russell) -
8,689.435 shares at $76.58 per share (cost $644,788)	665,437
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
111,119.230 shares at $20.46 per share (cost $2,101,464)	2,273,499
Vanguard(R) Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
1,287,208.655 shares at $72.14 per share (cost $67,109,098)	92,859,232
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
8,126,633.111 shares at $10.46 per share (cost $93,256,376)	85,004,582
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
1,674,464.936 shares at $11.74 per share (cost $20,483,607)	19,658,218
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
1,267,774.652 shares at $26.84 per share (cost $27,591,730)	34,027,072
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
987,326.683 shares at $56.16 per share (cost $40,449,467)	55,448,267
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
285,434.015 shares at $24.93 per share (cost $7,162,225)	7,115,870
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
216,409.000 shares at $30.75 per share (cost $6,129,651)	6,654,577
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
2,505,543.247 shares at $10.42 per share (cost $26,435,201)	26,107,761
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
456,799.033 shares at $21.38 per share (cost $9,875,140)	9,766,363
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
110,892.654 shares at $18.41 per share (cost $2,284,866)	2,041,534
Vanguard(R) Equity Income Portfolio (Equity Income) -
825,586.591 shares at $25.06 per share (cost $18,631,578)	20,689,200
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
1,724,808.066 shares at $7.40 per share (cost $12,823,660)	12,763,580
Vanguard(R) Growth Portfolio (Growth) -
802,350.256 shares at $33.64 per share (cost $20,517,375)	26,991,063
Vanguard(R) Balanced Portfolio (Balanced) -
1,037,989.994 shares at $24.77 per share (cost $23,845,961)	25,711,012

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard(R) Variable Insurance Fund (Vanguard), continued:
Vanguard(R) International Portfolio (International) -
1,299,438.789 shares at $25.60 per share (cost $34,369,992)	$33,265,633
Vanguard(R) Diversified Value Portfolio (Diversified) -
1,012,281.842 shares at $16.65 per share (cost $14,197,434)	16,854,493
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
727,342.165 shares at $19.51 per share (cost $14,141,988)	14,190,446
Allspring Funds - Variable Trust (Allspring):
Allspring VT Discovery SMID Cap Growth Fund Portfolio, Class 2 (Discovery) -
19,168.791 shares at $24.17 per share (cost $491,748)	463,310
Allspring VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
7,623.433 shares at $26.86 per share (cost $191,032)	204,765
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
23,388.706 shares at $58.48 per share (cost $1,168,101)	1,367,772
ProFund VP Europe 30 Portfolio (Europe) -
2,632.547 shares at $25.63 per share (cost $59,486)	67,472
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
0.000 shares at $44.02 per share (cost $0)	-
ProFund VP Nasdaq-100 Portfolio (NASDAQ-100) -
114.58 shares at $62.98 per share (cost $6,152)	7,216
ProFund VP Small-Cap Portfolio (Small-Cap) -
135.529 shares at $37.02 per share (cost $4,359)	5,017
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
0.000 shares at $45.01 per share (cost $0)	-
ProFund VP Dow 30 Portfolio (Classic Dow) -
0.000 shares at $22.50 per share (cost $0)	-
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
279.443 shares at $11.00 per share (cost $4,035)	3,074
ProFund VP Short Nasdaq-100 Portfolio (Short NASDAQ) -
662.795 shares at $9.55 per share (cost $7,817)	6,330
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
0.000 shares at $19.60 per share (cost $0)	-
ProFund VP Short Dow 30 Portfolio (Short Dow) -
36.883 shares at $19.48 per share (cost $2,711)	718
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
536.181 shares at $40.75 per share (cost $20,321)	21,849

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ultra ProFunds VP (ProFunds), continued:
ProFund VP UltraNasdaq-100 Portfolio (UltraOTC) -
50,725.903 shares at $43.63 per share (cost $1,670,924)	$2,213,171
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
1,792.867 shares at $15.16 per share (cost $28,812)	27,180
ProFund VP UltraBull Portfolio (UltraBull) -
4,712.583 shares at $42.35 per share (cost $150,024)	199,578
Non-Equity ProFunds VP (ProFunds):
ProFund VP U.S. Government Plus Portfolio (U.S. Gov. Plus) -
1,076.808 shares at $10.72 per share (cost $14,737)	11,543
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
0.000 shares at $28.97 per share (cost $0)	-
Sector ProFunds VP (ProFunds):
ProFund VP Energy Portfolio (Oil & Gas) -
1,724.476 shares at $40.92 per share (cost $69,527)	70,566
ProFund VP Precious Metals Portfolio (Precious Metals) -
2,014.546 shares at $26.16 per share (cost $55,472)	52,701
ProFund VP Real Estate Portfolio (Real Estate) -
1,837.720 shares at $46.79 per share (cost $95,599)	85,987
ProFund Access VP High Yield (ProFunds):
ProFund Access VP High Yield Portfolio (High Yield) -
0.000 shares at $24.93 per share (cost $0)	-
ProFund VP Government Money Market (ProFunds):
ProFund VP Government Money Market Portfolio (Money Market) -
26,751.580 shares at $1.00 per share (cost $26,752)	26,752
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio,
Administrative Class (Commodity) -
458,425.486 shares at $5.45 per share (cost $3,434,804)	2,498,419
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,261,425.238 shares at $9.04 per share (cost $12,903,194)	11,403,284
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
979.434 shares at $9.64 per share (cost $9,971)	9,442
Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II
(Mid Cap Value II) -
107,028.062 shares at $19.66 per share (cost $2,051,727)	2,103,851
LVIP American Century International Fund Portfolio, Standard Class II (International II) -
16,315.338 shares at $10.68 per share (cost $175,271)	174,313

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Lincoln Variable Insurance Products Trust (Lincoln), continued:
LVIP American Century Inflation Protection Fund Portfolio, Standard Class II
(Inflation II) -
177,317.875 shares at $9.19 per share (cost $1,638,921)	$1,629,197
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
16,565.529 shares at $69.59 per share (cost $948,157)	1,152,795
American Funds(R) IS Growth Fund Portfolio, Class 1 (IS Growth) -
22,591.298 shares at $127.47 per share (cost $2,607,136)	2,879,713
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 1 (Blue Chip) -
151,989.330 shares at $16.86 per share (cost $2,466,812)	2,562,540
American Funds(R) IS International Fund Portfolio, Class 1 (IS International) -
23,843.277 shares at $17.84 per share (cost $457,308)	425,364
American Funds(R) IS New World Fund Portfolio, Class 1 (IS New World) -
39,397.135 shares at $26.67 per share (cost $1,128,385)	1,050,722
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
276,401.731 shares at $11.38 per share (cost $4,354,829)	3,145,452
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities IC) -
50,783.622 shares at $34.22 per share (cost $1,702,969)	1,737,816
MFS(R) Mid Cap Growth Series Portfolio, Initial Class (Mid Cap) -
154,261.736 shares at $9.20 per share (cost $1,490,991)	1,419,208
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
165,235.253 shares at $17.13 per share (cost $2,648,288)	2,830,480
Calvert Variable Trust, Inc. (Summit):
CVT S&P 500 Index Portfolio (S&P 500) -
25,069.271 shares at $201.72 per share (cost $4,130,797)	5,056,973
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
9,726.867 shares at $95.85 per share (cost $858,257)	932,320
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
3,972.055 shares at $128.46 per share (cost $422,047)	510,250
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
307,263.510 shares at $20.91 per share (cost $5,483,366)	6,424,880
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
259,567.541 shares at $19.88 per share (cost $4,335,093)	5,160,203
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
477,579.635 shares at $17.60 per share (cost $7,888,586)	8,405,402
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
65,550.340 shares at $85.90 per share (cost $5,449,650)	5,630,774

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
227,678.986 shares at $60.09 per share (cost $8,307,265)	$13,681,230
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
715,811.503 shares at $13.73 per share (cost $10,522,028)	9,828,092
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
2,002,498.477 shares at $9.74 per share (cost $20,537,558)	19,504,335
VA International Small Portfolio (Small) -
1,048,036.760 shares at $11.59 per share (cost $12,712,912)	12,146,746
VA International Value Portfolio (Value) -
1,712,625.584 shares at $13.65 per share (cost $20,892,365)	23,377,339
VA Short-Term Fixed Portfolio (Fixed) -
1,518,254.105 shares at $10.07 per share (cost $15,491,934)	15,288,819
VA U.S. Large Value Portfolio (Large) -
805,289.831 shares at $32.55 per share (cost $22,586,855)	26,212,184
VA U.S. Targeted Value Portfolio (Targeted) -
1,000,274.331 shares at $22.57 per share (cost $20,374,602)	22,576,192
VA Global Moderate Allocation Portfolio (Global) -
774,897.177 shares at $16.35 per share (cost $10,782,052)	12,669,569
VA Equity Allocation Portfolio (Equity) -
283,982.632 shares at $15.86 per share (cost $4,054,442)	4,503,965

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$851,072,111

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$19,096
Mortality and expense risk charge	(5,976)
Net investment income(loss)	13,120

Realized gain(loss) on investments:
Net realized gain distributions	19,674
Net realized gain(loss) on sale of fund shares	17,506
Net realized gain(loss)	37,180

Change in unrealized appreciation/depreciation	136,089

Net increase(decrease) in net assets resulting
from operations	$186,389

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$13,120	$10,447
Net realized gain(loss)	37,180	7,065
Net change in unrealized appreciation/depreciation	136,089	131,245
Net increase(decrease) in net assets resulting
from operations	186,389	148,757

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,200	1,200
Subaccounts transfers (including fixed account), net	18,807	(80,568)
Transfers for policyowner benefits and terminations	(92,102)	(16,465)
Policyowner maintenance charges	(183)	(196)
Net increase(decrease) from policyowner transactions	(72,278)	(96,029)

Total increase(decrease) in net assets	114,111	52,728
Net assets at beginning of period	996,202	943,474
Net assets at end of period	$1,110,313	$996,202

The accompanying notes are an integral part of these financial statements.

FS-11

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2024		2024		2024

$435		$1,770		$16,754
(2,194)		(874)		(7,270)
(1,759)		896		9,484

3,417		4,149		69,023
(2,936)		(2,990)		38,770
481		1,159		107,793

33,640		12,776		(32,250)

$32,362		$14,831		$85,027

Mid Cap		Small Cap		Small Mid Value

2024	2023	2024	2023	2024	2023

$(1,759)	$(1,442)	$896	$1,524	$9,484	$9,218
481	(5,490)	1,159	(27,852)	107,793	41,759
33,640	44,119	12,776	52,922	(32,250)	176,825

32,362	37,187	14,831	26,594	85,027	227,802

-	-	-	-	22,382	3,270
(28,155)	(3,718)	-	(97,596)	(608,082)	(120,727)
(6,503)	(24,346)	(18,987)	(7,682)	(177,265)	(100,909)
(52)	(74)	(28)	(72)	(64)	(87)
(34,710)	(28,138)	(19,015)	(105,350)	(763,029)	(218,453)

(2,348)	9,049	(4,184)	(78,756)	(678,002)	9,349
364,339	355,290	146,567	225,323	1,673,316	1,663,967
$361,991	$364,339	$142,383	$146,567	$995,314	$1,673,316

FS-12

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,083
Mortality and expense risk charge	(3,632)
Net investment income(loss)	5,451

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	7,395
Net realized gain(loss)	7,395

Change in unrealized appreciation/depreciation	51,730

Net increase(decrease) in net assets resulting
from operations	$64,576

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,451	$1,845
Net realized gain(loss)	7,395	(4,217)
Net change in unrealized appreciation/depreciation	51,730	102,277
Net increase(decrease) in net assets resulting
from operations	64,576	99,905

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	136	376
Subaccounts transfers (including fixed account), net	(32,155)	(4,833)
Transfers for policyowner benefits and terminations	(63,403)	(41,916)
Policyowner maintenance charges	(22)	(26)
Net increase(decrease) from policyowner transactions	(95,444)	(46,399)

Total increase(decrease) in net assets	(30,868)	53,506
Net assets at beginning of period	712,614	659,108
Net assets at end of period	$681,746	$712,614

The accompanying notes are an integral part of these financial statements.

FS-13

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2024		2024		2024

$1,499		$49,429		$775,545
(3,280)		(17,476)		(123,115)
(1,781)		31,953		652,430

60,471		132,947		-
40,683		292,431		(325,002)
101,154		425,378		(325,002)

54,536		(274,954)		(91,697)

$153,909		$182,377		$235,731

Growth		Overseas IC		Inv. Grade Bond IC

2024	2023	2024	2023	2024	2023

$(1,781)	$(2,466)	$31,953	$16,721	$652,430	$434,616
101,154	21,150	425,378	64,974	(325,002)	(578,367)
54,536	159,840	(274,954)	484,455	(91,697)	1,321,717

153,909	178,524	182,377	566,150	235,731	1,177,966

1,456	59,984	2,040	270	435,573	203,217
(268,459)	33,517	(718,071)	88,230	2,014,302	659,970
(28,164)	(11,064)	(133,729)	(122,343)	(2,044,367)	(2,519,341)
(73)	(84)	(352)	(346)	(84,056)	(87,999)
(295,240)	82,353	(850,112)	(34,189)	321,452	(1,744,153)

(141,331)	260,877	(667,735)	531,961	557,183	(566,187)
710,991	450,114	3,417,312	2,885,351	21,911,122	22,477,309
$569,660	$710,991	$2,749,577	$3,417,312	$22,468,305	$21,911,122

FS-14

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$59,915
Mortality and expense risk charge	(19,560)
Net investment income(loss)	40,355

Realized gain(loss) on investments:
Net realized gain distributions	195,606
Net realized gain(loss) on sale of fund shares	69,171
Net realized gain(loss)	264,777

Change in unrealized appreciation/depreciation	142,618

Net increase(decrease) in net assets resulting
from operations	$447,750

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$40,355	$40,080
Net realized gain(loss)	264,777	104,136
Net change in unrealized appreciation/depreciation	142,618	150,618
Net increase(decrease) in net assets resulting
from operations	447,750	294,834

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	13,360	960
Subaccounts transfers (including fixed account), net	189,852	(110,856)
Transfers for policyowner benefits and terminations	(381,217)	(132,316)
Policyowner maintenance charges	(337)	(373)
Net increase(decrease) from policyowner transactions	(178,342)	(242,585)

Total increase(decrease) in net assets	269,408	52,249
Net assets at beginning of period	3,150,442	3,098,193
Net assets at end of period	$3,419,850	$3,150,442

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
Growth		High Income		High Income
IC		IC		SC

2024		2024		2024

$55		$105,170		$1,601
(36,192)		(10,055)		(168)
(36,137)		95,115		1,433

1,364,853		-		-
286,033		(25,392)		(233)
1,650,886		(25,392)		(233)

(70,669)		89,991		959

$1,544,080		$159,714		$2,159

Growth IC		High Income IC		High Income SC

2024	2023	2024	2023	2024	2023

$(36,137)	$(18,874)	$95,115	$98,694	$1,433	$1,336
1,650,886	200,922	(25,392)	(61,725)	(233)	(810)
(70,669)	1,128,219	89,991	136,554	959	2,026

1,544,080	1,310,267	159,714	173,523	2,159	2,552

70,239	175,469	28,512	3,653	-	-
368,367	(135,046)	(320,849)	114,971	-	4
(499,489)	(242,774)	(69,922)	(61,643)	(1,414)	(3,502)
(715)	(756)	(104)	(128)	(3)	(3)
(61,598)	(203,107)	(362,363)	56,853	(1,417)	(3,501)

1,482,482	1,107,160	(202,649)	230,376	742	(949)
5,031,167	3,924,007	1,984,220	1,753,844	27,573	28,522
$6,513,649	$5,031,167	$1,781,571	$1,984,220	$28,315	$27,573

FS-16

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$48,001
Mortality and expense risk charge	(144,155)
Net investment income(loss)	(96,154)

Realized gain(loss) on investments:
Net realized gain distributions	3,068,267
Net realized gain(loss) on sale of fund shares	987,759
Net realized gain(loss)	4,056,026

Change in unrealized appreciation/depreciation	2,981,013

Net increase(decrease) in net assets resulting
from operations	$6,940,885

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(96,154)	$(14,389)
Net realized gain(loss)	4,056,026	1,054,602
Net change in unrealized appreciation/depreciation	2,981,013	4,380,578
Net increase(decrease) in net assets resulting
from operations	6,940,885	5,420,791

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	107,777	70,789
Subaccounts transfers (including fixed account), net	433,505	(187,699)
Transfers for policyowner benefits and terminations	(1,749,028)	(1,194,160)
Policyowner maintenance charges	(1,259)	(1,525)
Net increase(decrease) from policyowner transactions	(1,209,005)	(1,312,595)

Total increase(decrease) in net assets	5,731,880	4,108,196
Net assets at beginning of period	21,171,974	17,063,778
Net assets at end of period	$26,903,854	$21,171,974

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2024		2024		2024

$670		$49,743		$1,034
(4,145)		(51,672)		(1,315)
(3,475)		(1,929)		(281)

95,382		1,148,928		28,397
14,716		197,890		1,285
110,098		1,346,818		29,682

67,286		1,174		3,375

$173,909		$1,346,063		$32,776

Contrafund SC		Mid Cap IC		Mid Cap SC

2024	2023	2024	2023	2024	2023

$(3,475)	$(1,737)	$(1,929)	$2,202	$(281)	$(309)
110,098	110,251	1,346,818	208,161	29,682	1,982
67,286	53,606	1,174	781,382	3,375	24,167

173,909	162,120	1,346,063	991,745	32,776	25,840

-	-	41,311	7,220	-	-
197,271	(11,776)	827,171	138,825	26	(40,618)
(34,741)	(458,831)	(676,154)	(270,927)	(7,827)	(110,747)
(165)	(143)	(621)	(693)	(38)	(38)
162,365	(470,750)	191,707	(125,575)	(7,839)	(151,403)

336,274	(308,630)	1,537,770	866,170	24,937	(125,563)
513,173	821,803	7,791,882	6,925,712	200,116	325,679
$849,447	$513,173	$9,329,652	$7,791,882	$225,053	$200,116

FS-18

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$437,298
Mortality and expense risk charge	(62,477)
Net investment income(loss)	374,821

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(69,246)
Net realized gain(loss)	(69,246)

Change in unrealized appreciation/depreciation	298,920

Net increase(decrease) in net assets resulting
from operations	$604,495

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$374,821	$413,152
Net realized gain(loss)	(69,246)	(153,481)
Net change in unrealized appreciation/depreciation	298,920	656,243
Net increase(decrease) in net assets resulting
from operations	604,495	915,914

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	300,649	81,690
Subaccounts transfers (including fixed account), net	1,308,546	(163,719)
Transfers for policyowner benefits and terminations	(1,062,756)	(1,009,991)
Policyowner maintenance charges	(37,788)	(39,851)
Net increase(decrease) from policyowner transactions	508,651	(1,131,871)

Total increase(decrease) in net assets	1,113,146	(215,957)
Net assets at beginning of period	10,919,629	11,135,586
Net assets at end of period	$12,032,775	$10,919,629

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity		AIM

Money Market		Dividend		Health

2024		2024		2024

$1,463,094		$1,896		$-
(162,113)		(612)		(323)
1,300,981		1,284		(323)

-		4,036		-
-		237		67
-		4,273		67

-		6,227		1,154

$1,300,981		$11,784		$898

Money Market		Dividend		Health

2024	2023	2024	2023	2024	2023

$1,300,981	$2,014,628	$1,284	$1,450	$(323)	$(326)
-	-	4,273	7,881	67	(2,214)
-	-	6,227	(1,441)	1,154	2,757

1,300,981	2,014,628	11,784	7,890	898	217

3,291,335	4,122,444	-	-	-	-
14,117,719	(36,696,618)	51	(6,940)	12,250	(17,051)
(24,046,575)	(14,797,376)	(10,794)	(4,795)	(1,239)	(1,224)
(1,820)	(2,500)	(16)	(31)	(17)	(30)
(6,639,341)	(47,374,050)	(10,759)	(11,766)	10,994	(18,305)

(5,338,360)	(45,359,422)	1,025	(3,876)	11,892	(18,088)
32,988,496	78,347,918	101,336	105,212	40,182	58,270
$27,650,136	$32,988,496	$102,361	$101,336	$52,074	$40,182

FS-20

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(719)
Net investment income(loss)	(719)

Realized gain(loss) on investments:
Net realized gain distributions	1,447
Net realized gain(loss) on sale of fund shares	47,283
Net realized gain(loss)	48,730

Change in unrealized appreciation/depreciation	(8,990)

Net increase(decrease) in net assets resulting
from operations	$39,021

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(719)	$(462)
Net realized gain(loss)	48,730	51
Net change in unrealized appreciation/depreciation	(8,990)	19,387
Net increase(decrease) in net assets resulting
from operations	39,021	18,976

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(146,195)	125,309
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(60)	(45)
Net increase(decrease) from policyowner transactions	(146,255)	125,264

Total increase(decrease) in net assets	(107,234)	144,240
Net assets at beginning of period	144,240	-
Net assets at end of period	$37,006	$144,240

The accompanying notes are an integral part of these financial statements.

FS-21

AIM				Janus

Intl. Growth		Franchise		Growth

2024		2024		2024

$13,481		$-		$25
(3,852)		(741)		(502)
9,629		(741)		(477)

4,008		-		2,358
(97)		2,437		247
3,911		2,437		2,605

(8,285)		38,833		21,700

$5,255		$40,529		$23,828

Intl. Growth		Franchise		Growth

2024	2023	2024	2023	2024	2023

$9,629	$(2,436)	$(741)	$(666)	$(477)	$(271)
3,911	(5,055)	2,437	(31,831)	2,605	860
(8,285)	124,648	38,833	70,707	21,700	20,509

5,255	117,157	40,529	38,210	23,828	21,098

21,025	825	-	-	-	-
(142,050)	(5,773)	3,178	12,251	-	(42)
(62,033)	(31,028)	(2,456)	(3,291)	-	(2,593)
(165)	(186)	-	-	(35)	(33)
(183,223)	(36,162)	722	8,960	(35)	(2,668)

(177,968)	80,995	41,251	47,170	23,793	18,430
768,134	687,139	118,063	70,893	69,090	50,660
$590,166	$768,134	$159,314	$118,063	$92,883	$69,090

FS-22

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Mid-Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,119)
Net investment income(loss)	(1,119)

Realized gain(loss) on investments:
Net realized gain distributions	10,410
Net realized gain(loss) on sale of fund shares	175
Net realized gain(loss)	10,585

Change in unrealized appreciation/depreciation	28,373

Net increase(decrease) in net assets resulting
from operations	$37,839

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,119)	$(891)
Net realized gain(loss)	10,585	(79)
Net change in unrealized appreciation/depreciation	28,373	25,182
Net increase(decrease) in net assets resulting
from operations	37,839	24,212

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(8)
Transfers for policyowner benefits and terminations	-	(464)
Policyowner maintenance charges	(154)	(153)
Net increase(decrease) from policyowner transactions	(154)	(625)

Total increase(decrease) in net assets	37,685	23,587
Net assets at beginning of period	162,647	139,060
Net assets at end of period	$200,332	$162,647

The accompanying notes are an integral part of these financial statements.

FS-23

Neuberger Berman

Bond		Equity		Regency

2024		2024		2024

$2		$2,150		$3,195
-		(5,312)		(2,161)
2		(3,162)		1,034

-		46,318		14,386
-		201,210		(3,703)
-		247,528		10,683

1		(20,063)		24,567

$3		$224,303		$36,284

Bond		Equity		Regency

2024	2023	2024	2023	2024	2023

$2	$635	$(3,162)	$(2,246)	$1,034	$2,380
-	(2,601)	247,528	40,873	10,683	9,447
1	2,365	(20,063)	189,430	24,567	35,655

3	399	224,303	228,057	36,284	47,482

-	-	40,910	510	240	240
-	(15)	(497,862)	49,098	(6,000)	(72,806)
-	(19,289)	(212,055)	(232,440)	(43,576)	(25,859)
(4)	(4)	(212)	(218)	(89)	(102)
(4)	(19,308)	(669,219)	(183,050)	(49,425)	(98,527)

(1)	(18,909)	(444,916)	45,007	(13,141)	(51,045)
44	18,953	1,000,998	955,991	450,021	501,066
$43	$44	$556,082	$1,000,998	$436,880	$450,021

FS-24

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(7,778)
Net investment income(loss)	(7,778)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	143,690
Net realized gain(loss)	143,690

Change in unrealized appreciation/depreciation	233,197

Net increase(decrease) in net assets resulting
from operations	$369,109

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,778)	$(4,369)
Net realized gain(loss)	143,690	(32,091)
Net change in unrealized appreciation/depreciation	233,197	232,946
Net increase(decrease) in net assets resulting
from operations	369,109	196,486

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,960	3,960
Subaccounts transfers (including fixed account), net	(100,451)	531,972
Transfers for policyowner benefits and terminations	(33,975)	(3,886)
Policyowner maintenance charges	(388)	(210)
Net increase(decrease) from policyowner transactions	(130,854)	531,836

Total increase(decrease) in net assets	238,255	728,322
Net assets at beginning of period	1,215,249	486,927
Net assets at end of period	$1,453,504	$1,215,249

The accompanying notes are an integral part of these financial statements.

FS-25

Rydex
		Precious		Inv.
NASDAQ		Metals		S&P 500

2024		2024		2024

$7,065		$32,969		$3,974
(18,614)		(13,802)		(305)
(11,549)		19,167		3,669

65,390		-		-
373,016		361,402		(24,484)
438,406		361,402		(24,484)

305,473		(121,169)		12,870

$732,330		$259,400		$(7,945)

NASDAQ		Precious Metals		Inv. S&P 500

2024	2023	2024	2023	2024	2023

$(11,549)	$(14,371)	$19,167	$(4,743)	$3,669	$2,047
438,406	78,398	361,402	223,758	(24,484)	(17,734)
305,473	990,405	(121,169)	272,370	12,870	(12,610)

732,330	1,054,432	259,400	491,385	(7,945)	(28,297)

153,794	930	8,507	14,606	78	194
(399,125)	663,013	(68,323)	(1,803,332)	(146)	(32,575)
(489,581)	(285,199)	(359,566)	(174,705)	(71,177)	(7,424)
(560)	(488)	(662)	(734)	(165)	(253)
(735,472)	378,256	(420,044)	(1,964,165)	(71,410)	(40,058)

(3,142)	1,432,688	(160,644)	(1,472,780)	(79,355)	(68,355)
3,369,247	1,936,559	2,059,566	3,532,346	106,398	174,753
$3,366,105	$3,369,247	$1,898,922	$2,059,566	$27,043	$106,398

FS-26

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,610
Mortality and expense risk charge	(2,141)
Net investment income(loss)	10,469

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(315,696)
Net realized gain(loss)	(315,696)

Change in unrealized appreciation/depreciation	243,077

Net increase(decrease) in net assets resulting
from operations	$(62,150)

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,469	$16,711
Net realized gain(loss)	(315,696)	(33,996)
Net change in unrealized appreciation/depreciation	243,077	5,304
Net increase(decrease) in net assets resulting
from operations	(62,150)	(11,981)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	14,996	420
Subaccounts transfers (including fixed account), net	(387,168)	28,260
Transfers for policyowner benefits and terminations	(4,126)	(9,728)
Policyowner maintenance charges	(45)	(100)
Net increase(decrease) from policyowner transactions	(376,343)	18,852

Total increase(decrease) in net assets	(438,493)	6,871
Net assets at beginning of period	736,868	729,997
Net assets at end of period	$298,375	$736,868

The accompanying notes are an integral part of these financial statements.

FS-27

Rydex
Inverse		Inv. Long
NASDAQ		Bond		Russell

2024		2024		2024

$8,594		$8,578		$5,388
(474)		(937)		(3,142)
8,120		7,641		2,246

-		-		-
(33,093)		13,879		(4,640)
(33,093)		13,879		(4,640)

8,251		3,139		32,008

$(16,722)		$24,659		$29,614

Inverse NASDAQ		Inv. Long Bond		Russell

2024	2023	2024	2023	2024	2023

$8,120	$(548)	$7,641	$(1,488)	$2,246	$(2,810)
(33,093)	(43,039)	13,879	34,841	(4,640)	(20,326)
8,251	(22,665)	3,139	(43,378)	32,008	113,591

(16,722)	(66,252)	24,659	(10,025)	29,614	90,455

-	-	-	-	24,230	4,318
(68,564)	26,612	(11,512)	(101,620)	198,224	(13,609)
(32,998)	(6,512)	(114,450)	(30,915)	(65,245)	(142,194)
(160)	(199)	(15)	(15)	(142)	(139)
(101,722)	19,901	(125,977)	(132,550)	157,067	(151,624)

(118,444)	(46,351)	(101,318)	(142,575)	186,681	(61,169)
141,332	187,683	211,151	353,726	478,756	539,925
$22,888	$141,332	$109,833	$211,151	$665,437	$478,756

FS-28

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Third Avenue

	Value

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$65,969
Mortality and expense risk charge	(15,070)
Net investment income(loss)	50,899

Realized gain(loss) on investments:
Net realized gain distributions	201,735
Net realized gain(loss) on sale of fund shares	53,837
Net realized gain(loss)	255,572

Change in unrealized appreciation/depreciation	(382,568)

Net increase(decrease) in net assets resulting
from operations	$(76,097)

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$50,899	$38,798
Net realized gain(loss)	255,572	197,536
Net change in unrealized appreciation/depreciation	(382,568)	173,925
Net increase(decrease) in net assets resulting
from operations	(76,097)	410,259

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,685	17,677
Subaccounts transfers (including fixed account), net	36,946	(76,062)
Transfers for policyowner benefits and terminations	(61,331)	(109,193)
Policyowner maintenance charges	(317)	(342)
Net increase(decrease) from policyowner transactions	(7,017)	(167,920)

Total increase(decrease) in net assets	(83,114)	242,339
Net assets at beginning of period	2,356,613	2,114,274
Net assets at end of period	$2,273,499	$2,356,613

The accompanying notes are an integral part of these financial statements.

FS-29

Vanguard

Equity Index		Total Bond		REIT Index

2024		2024		2024

$1,153,738		$2,319,061		$672,275
(456,073)		(406,675)		(114,792)
697,665		1,912,386		557,483

3,298,463		-		567,139
2,677,589		(939,703)		(140,469)
5,976,052		(939,703)		426,670

12,226,205		(350,324)		(48,403)

$18,899,922		$622,359		$935,750

Equity Index		Total Bond		REIT Index

2024	2023	2024	2023	2024	2023

$697,665	$749,446	$1,912,386	$1,364,081	$557,483	$406,199
5,976,052	3,636,718	(939,703)	(1,222,373)	426,670	684,449
12,226,205	11,650,054	(350,324)	3,162,072	(48,403)	1,128,291

18,899,922	16,036,218	622,359	3,303,780	935,750	2,218,939

2,273,475	1,242,915	4,345,481	932,726	128,681	186,533
(5,094,364)	21,982,439	9,675,434	13,551,616	(1,913,671)	71,966
(4,958,388)	(7,562,365)	(8,910,788)	(6,445,958)	(1,590,006)	(1,574,806)
(106,527)	(111,804)	(89,670)	(93,962)	(41,443)	(43,562)
(7,885,804)	15,551,185	5,020,457	7,944,422	(3,416,439)	(1,359,869)

11,014,118	31,587,403	5,642,816	11,248,202	(2,480,689)	859,070
81,845,114	50,257,711	79,361,766	68,113,564	22,138,907	21,279,837
$92,859,232	$81,845,114	$85,004,582	$79,361,766	$19,658,218	$22,138,907

FS-30

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Mid-Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$484,111
Mortality and expense risk charge	(184,471)
Net investment income(loss)	299,640

Realized gain(loss) on investments:
Net realized gain distributions	403,464
Net realized gain(loss) on sale of fund shares	750,636
Net realized gain(loss)	1,154,100

Change in unrealized appreciation/depreciation	3,125,228

Net increase(decrease) in net assets resulting
from operations	$4,578,968

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$299,640	$297,332
Net realized gain(loss)	1,154,100	670,067
Net change in unrealized appreciation/depreciation	3,125,228	3,605,837
Net increase(decrease) in net assets resulting
from operations	4,578,968	4,573,236

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	724,875	288,291
Subaccounts transfers (including fixed account), net	(2,376,938)	(486,410)
Transfers for policyowner benefits and terminations	(2,095,565)	(3,444,757)
Policyowner maintenance charges	(29,200)	(30,739)
Net increase(decrease) from policyowner transactions	(3,776,828)	(3,673,615)

Total increase(decrease) in net assets	802,140	899,621
Net assets at beginning of period	33,224,932	32,325,311
Net assets at end of period	$34,027,072	$33,224,932

The accompanying notes are an integral part of these financial statements.

FS-31

Vanguard
Stock Market
Index		Conservative		Moderate

2024		2024		2024

$678,330		$204,923		$164,950
(285,371)		(36,283)		(32,479)
392,959		168,640		132,471

3,718,865		173,695		134,123
2,020,524		(38,455)		85,157
5,739,389		135,240		219,280

4,994,629		197,204		317,437

$11,126,977		$501,084		$669,188

Stock Market Index		Conservative		Moderate

2024	2023	2024	2023	2024	2023

$392,959	$275,273	$168,640	$96,181	$132,471	$70,900
5,739,389	3,041,482	135,240	86,831	219,280	129,279
4,994,629	6,870,173	197,204	595,800	317,437	547,536

11,126,977	10,186,928	501,084	778,812	669,188	747,715

2,105,185	1,118,193	25,480	99,092	117,302	1,441,942
(5,263,166)	(937,327)	(262,696)	528,325	(181,183)	1,588,383
(1,637,115)	(2,152,448)	(542,042)	(419,103)	(761,546)	(495,776)
(1,176)	(1,442)	(342)	(518)	(281)	(287)
(4,796,272)	(1,973,024)	(779,600)	207,796	(825,708)	2,534,262

6,330,705	8,213,904	(278,516)	986,608	(156,520)	3,281,977
49,117,562	40,903,658	7,394,386	6,407,778	6,811,097	3,529,120
$55,448,267	$49,117,562	$7,115,870	$7,394,386	$6,654,577	$6,811,097

FS-32

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Short-Term

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$864,757
Mortality and expense risk charge	(117,167)
Net investment income(loss)	747,590

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(102,542)
Net realized gain(loss)	(102,542)

Change in unrealized appreciation/depreciation	401,535

Net increase(decrease) in net assets resulting
from operations	$1,046,583

	Short-Term

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$747,590	$376,919
Net realized gain(loss)	(102,542)	(241,256)
Net change in unrealized appreciation/depreciation	401,535	1,153,830
Net increase(decrease) in net assets resulting
from operations	1,046,583	1,289,493

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,475,841	745,543
Subaccounts transfers (including fixed account), net	1,022,971	(1,184,818)
Transfers for policyowner benefits and terminations	(1,781,429)	(1,681,310)
Policyowner maintenance charges	(540)	(618)
Net increase(decrease) from policyowner transactions	1,716,843	(2,121,203)

Total increase(decrease) in net assets	2,763,426	(831,710)
Net assets at beginning of period	23,344,335	24,176,045
Net assets at end of period	$26,107,761	$23,344,335

The accompanying notes are an integral part of these financial statements.

FS-33

Vanguard
International		Global		Equity
Stock		Bond		Income

2024		2024		2024

$271,469		$58,743		$647,097
(42,631)		(10,088)		(114,857)
228,838		48,655		532,240

46,077		2,186		1,364,117
19,619		(36,076)		467,972
65,696		(33,890)		1,832,089

75,870		16,332		502,461

$370,404		$31,097		$2,866,790

International Stock		Global Bond		Equity Income

2024	2023	2024	2023	2024	2023

$228,838	$191,437	$48,655	$29,099	$532,240	$445,112
65,696	16,420	(33,890)	(54,712)	1,832,089	1,164,181
75,870	935,328	16,332	146,154	502,461	(201,291)

370,404	1,143,185	31,097	120,541	2,866,790	1,408,002

925,595	316,139	71,675	16,275	639,422	517,981
536,763	(259,121)	55,259	89,369	(3,377,495)	1,279,636
(630,710)	(472,286)	(208,730)	(218,281)	(1,694,637)	(3,307,537)
(265)	(334)	(37)	(41)	(990)	(1,179)
831,383	(415,602)	(81,833)	(112,678)	(4,433,700)	(1,511,099)

1,201,787	727,583	(50,736)	7,863	(1,566,910)	(103,097)
8,564,576	7,836,993	2,092,270	2,084,407	22,256,110	22,359,207
$9,766,363	$8,564,576	$2,041,534	$2,092,270	$20,689,200	$22,256,110

FS-34

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$718,069
Mortality and expense risk charge	(67,849)
Net investment income(loss)	650,220

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(49,119)
Net realized gain(loss)	(49,119)

Change in unrealized appreciation/depreciation	123,750

Net increase(decrease) in net assets resulting
from operations	$724,851

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$650,220	$641,339
Net realized gain(loss)	(49,119)	(469,550)
Net change in unrealized appreciation/depreciation	123,750	916,620
Net increase(decrease) in net assets resulting
from operations	724,851	1,088,409

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	177,832	213,231
Subaccounts transfers (including fixed account), net	598,423	2,142,473
Transfers for policyowner benefits and terminations	(1,084,095)	(1,354,204)
Policyowner maintenance charges	(25,476)	(27,249)
Net increase(decrease) from policyowner transactions	(333,316)	974,251

Total increase(decrease) in net assets	391,535	2,062,660
Net assets at beginning of period	12,372,045	10,309,385
Net assets at end of period	$12,763,580	$12,372,045

The accompanying notes are an integral part of these financial statements.

FS-35

Vanguard

Growth		Balanced		International

2024		2024		2024

$71,577		$542,331		$427,522
(143,680)		(134,426)		(185,127)
(72,103)		407,905		242,395

-		1,172,958		1,131,712
1,050,315		227,222		(134,291)
1,050,315		1,400,180		997,421

6,231,588		1,382,794		1,667,853

$7,209,800		$3,190,879		$2,907,669

Growth		Balanced		International

2024	2023	2024	2023	2024	2023

$(72,103)	$(60,183)	$407,905	$342,927	$242,395	$356,402
1,050,315	(336,111)	1,400,180	701,549	997,421	403,168
6,231,588	7,032,091	1,382,794	1,896,369	1,667,853	3,116,829

7,209,800	6,635,797	3,190,879	2,940,845	2,907,669	3,876,399

862,379	391,846	1,815,285	168,640	1,182,703	394,099
(1,189,914)	(355,784)	(1,329,655)	(685,452)	(2,571,110)	3,840,433
(2,069,804)	(1,651,063)	(1,646,413)	(1,514,457)	(2,183,820)	(2,934,240)
(1,082)	(1,099)	(781)	(958)	(1,432)	(1,931)
(2,398,421)	(1,616,100)	(1,161,564)	(2,032,227)	(3,573,659)	1,298,361

4,811,379	5,019,697	2,029,315	908,618	(665,990)	5,174,760
22,179,684	17,159,987	23,681,697	22,773,079	33,931,623	28,756,863
$26,991,063	$22,179,684	$25,711,012	$23,681,697	$33,265,633	$33,931,623

FS-36

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Diversified

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$275,344
Mortality and expense risk charge	(100,297)
Net investment income(loss)	175,047

Realized gain(loss) on investments:
Net realized gain distributions	995,221
Net realized gain(loss) on sale of fund shares	464,992
Net realized gain(loss)	1,460,213

Change in unrealized appreciation/depreciation	687,572

Net increase(decrease) in net assets resulting
from operations	$2,322,832

	Diversified

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$175,047	$133,998
Net realized gain(loss)	1,460,213	938,618
Net change in unrealized appreciation/depreciation	687,572	1,738,454
Net increase(decrease) in net assets resulting
from operations	2,322,832	2,811,070

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	878,767	256,693
Subaccounts transfers (including fixed account), net	(479,084)	(668,225)
Transfers for policyowner benefits and terminations	(2,264,248)	(1,240,024)
Policyowner maintenance charges	(32,415)	(34,140)
Net increase(decrease) from policyowner transactions	(1,896,980)	(1,685,696)

Total increase(decrease) in net assets	425,852	1,125,374
Net assets at beginning of period	16,428,641	15,303,267
Net assets at end of period	$16,854,493	$16,428,641

The accompanying notes are an integral part of these financial statements.

FS-37

Vanguard		Allspring
Small Company
Growth		Discovery		Opportunity

2024		2024		2024

$82,326		$-		$93
(88,024)		(2,856)		(1,170)
(5,698)		(2,856)		(1,077)

-		-		19,445
(81,111)		(9,093)		84
(81,111)		(9,093)		19,529

1,638,991		85,687		7,258

$1,552,182		$73,738		$25,710

Small Company Growth		Discovery		Opportunity

2024	2023	2024	2023	2024	2023

$(5,698)	$(24,329)	$(2,856)	$(2,819)	$(1,077)	$(961)
(81,111)	(266,444)	(9,093)	(54,270)	19,529	13,457
1,638,991	2,824,247	85,687	138,720	7,258	24,393

1,552,182	2,533,474	73,738	81,631	25,710	36,889

14,503	32,009	-	-	-	-
(1,495,723)	(219,955)	-	(38,915)	-	32
(1,073,555)	(987,974)	(59,966)	(92,371)	-	(2,500)
(13,504)	(14,431)	(95)	(108)	(89)	(89)
(2,568,279)	(1,190,351)	(60,061)	(131,394)	(89)	(2,557)

(1,016,097)	1,343,123	13,677	(49,763)	25,621	34,332
15,206,543	13,863,420	449,633	499,396	179,144	144,812
$14,190,446	$15,206,543	$463,310	$449,633	$204,765	$179,144

FS-38

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Bull

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,222
Mortality and expense risk charge	(11,501)
Net investment income(loss)	(2,279)

Realized gain(loss) on investments:
Net realized gain distributions	61,625
Net realized gain(loss) on sale of fund shares	1,196
Net realized gain(loss)	62,821

Change in unrealized appreciation/depreciation	180,490

Net increase(decrease) in net assets resulting
from operations	$241,032

	Bull

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,279)	$(10,858)
Net realized gain(loss)	62,821	206,478
Net change in unrealized appreciation/depreciation	180,490	48,991
Net increase(decrease) in net assets resulting
from operations	241,032	244,611

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(5,973)
Transfers for policyowner benefits and terminations	-	(314,772)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(320,745)

Total increase(decrease) in net assets	241,032	(76,134)
Net assets at beginning of period	1,126,740	1,202,874
Net assets at end of period	$1,367,772	$1,126,740

The accompanying notes are an integral part of these financial statements.

FS-39

ProFunds

Europe		Mid-Cap		NASDAQ-100

2024		2024		2024

$1,278		$-		$27
(618)		(3)		(61)
660		(3)		(34)

2,282		-		783
93		(170)		336
2,375		(170)		1,119

(811)		-		75

$2,224		$(173)		$1,160

Europe		Mid-Cap		NASDAQ-100

2024	2023	2024	2023	2024	2023

$660	$746	$(3)	$(17)	$(34)	$(112)
2,375	360	(170)	309	1,119	3,309
(811)	8,377	-	232	75	1,644

2,224	9,483	(173)	524	1,160	4,841

-	-	-	-	-	-
-	(5,591)	173	(11,691)	(5,520)	4,875
-	-	-	-	-	(4,600)
-	-	-	-	-	-
-	(5,591)	173	(11,691)	(5,520)	275

2,224	3,892	-	(11,167)	(4,360)	5,116
65,248	61,356	-	11,167	11,576	6,460
$67,472	$65,248	$-	$-	$7,216	$11,576

FS-40

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Small-Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$64
Mortality and expense risk charge	(43)
Net investment income(loss)	21

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	4
Net realized gain(loss)	4

Change in unrealized appreciation/depreciation	368

Net increase(decrease) in net assets resulting
from operations	$393

	Small-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$21	$(76)
Net realized gain(loss)	4	(373)
Net change in unrealized appreciation/depreciation	368	1,100
Net increase(decrease) in net assets resulting
from operations	393	651

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(3,203)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(3,203)

Total increase(decrease) in net assets	393	(2,552)
Net assets at beginning of period	4,624	7,176
Net assets at end of period	$5,017	$4,624

The accompanying notes are an integral part of these financial statements.

FS-41

ProFunds
Small-Cap
Value		Classic Dow		Bear

2024		2024		2024

$-		$-		$257
(4)		-		(27)
(4)		-		230

-		-		126
(248)		-		(6)
(248)		-		120

-		-		(790)

$(252)		$-		$(440)

Small-Cap Value		Classic Dow		Bear

2024	2023	2024	2023	2024	2023

$(4)	$(53)	$-	$(52)	$230	$(87)
(248)	(568)	-	(1,042)	120	(1,771)
-	876	-	1,453	(790)	(174)

(252)	255	-	359	(440)	(2,032)

-	-	-	-	-	-
252	(9,240)	-	(11,471)	2,433	(18,642)
-	-	-	-	-	(38)
-	-	-	-	-	-
252	(9,240)	-	(11,471)	2,433	(18,680)

-	(8,985)	-	(11,112)	1,993	(20,712)
-	8,985	-	11,112	1,081	21,793
$-	$-	$-	$-	$3,074	$1,081

FS-42

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Short
	NASDAQ

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$485
Mortality and expense risk charge	(56)
Net investment income(loss)	429

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(7)
Net realized gain(loss)	(7)

Change in unrealized appreciation/depreciation	(1,487)

Net increase(decrease) in net assets resulting
from operations	$(1,065)

	Short NASDAQ

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$429	$(71)
Net realized gain(loss)	(7)	(3,402)
Net change in unrealized appreciation/depreciation	(1,487)	(1,509)
Net increase(decrease) in net assets resulting
from operations	(1,065)	(4,982)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	7,395	(17,951)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	7,395	(17,951)

Total increase(decrease) in net assets	6,330	(22,933)
Net assets at beginning of period	-	22,933
Net assets at end of period	$6,330	$-

The accompanying notes are an integral part of these financial statements.

FS-43

ProFunds
Short Small-
Cap		Short Dow		UltraMid

2024		2024		2024

$-		$25		$130
-		(7)		(208)
-		18		(78)

-		-		-
-		(19)		(26)
-		(19)		(26)

-		(59)		953

$-		$(60)		$849

Short Small-Cap		Short Dow		UltraMid

2024	2023	2024	2023	2024	2023

$-	$(18)	$18	$(7)	$(78)	$(278)
-	56	(19)	(18)	(26)	(13,277)
-	(189)	(59)	(51)	953	11,672

-	(151)	(60)	(76)	849	(1,883)

-	-	-	-	-	-
-	(7,355)	-	-	3,359	(13,027)
-	-	-	-	(1,200)	(702)
-	-	-	-	-	-
-	(7,355)	-	-	2,159	(13,729)

-	(7,506)	(60)	(76)	3,008	(15,612)
-	7,506	778	854	18,841	34,453
$-	$-	$718	$778	$21,849	$18,841

FS-44

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraOTC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,756
Mortality and expense risk charge	(17,454)
Net investment income(loss)	(11,698)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	11,261
Net realized gain(loss)	11,261

Change in unrealized appreciation/depreciation	639,399

Net increase(decrease) in net assets resulting
from operations	$638,962

	UltraOTC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,698)	$(10,554)
Net realized gain(loss)	11,261	(15,264)
Net change in unrealized appreciation/depreciation	639,399	867,167
Net increase(decrease) in net assets resulting
from operations	638,962	841,349

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(14,992)	19,455
Transfers for policyowner benefits and terminations	(4,557)	(1,070)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(19,549)	18,385

Total increase(decrease) in net assets	619,413	859,734
Net assets at beginning of period	1,593,758	734,024
Net assets at end of period	$2,213,171	$1,593,758

The accompanying notes are an integral part of these financial statements.

FS-45

ProFunds
				U.S. Gov.
UltraSmall		UltraBull		Plus

2024		2024		2024

$113		$992		$422
(168)		(1,460)		(113)
(55)		(468)		309

-		-		-
(11,904)		6,295		(213)
(11,904)		6,295		(213)

9,226		46,838		(1,977)

$(2,733)		$52,665		$(1,881)

UltraSmall		UltraBull		U.S. Gov. Plus

2024	2023	2024	2023	2024	2023

$(55)	$(110)	$(468)	$(930)	$309	$722
(11,904)	(116)	6,295	(5,413)	(213)	(2,148)
9,226	2,728	46,838	46,622	(1,977)	(123)

(2,733)	2,502	52,665	40,279	(1,881)	(1,549)

-	-	-	-	-	-
15,809	-	3,398	25,508	(1,509)	9,761
(128)	-	(786)	(3,100)	-	(32)
-	-	-	-	-	-
15,681	-	2,612	22,408	(1,509)	9,729

12,948	2,502	55,277	62,687	(3,390)	8,180
14,232	11,730	144,301	81,614	14,933	6,753
$27,180	$14,232	$199,578	$144,301	$11,543	$14,933

FS-46

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Opportunity

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3)
Net investment income(loss)	(3)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	440
Net realized gain(loss)	440

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$437

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3)	$(164)
Net realized gain(loss)	440	7,843
Net change in unrealized appreciation/depreciation	-	(10,082)
Net increase(decrease) in net assets resulting
from operations	437	(2,403)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(437)	(57,465)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(437)	(57,465)

Total increase(decrease) in net assets	-	(59,868)
Net assets at beginning of period	-	59,868
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-47

ProFunds
		Precious
Oil & Gas		Metals		Real Estate

2024		2024		2024

$1,545		$1,626		$1,197
(670)		(479)		(788)
875		1,147		409

3,364		-		2,601
2,990		919		(18,121)
6,354		919		(15,520)

(5,125)		(645)		17,277

$2,104		$1,421		$2,166

Oil & Gas		Precious Metals		Real Estate

2024	2023	2024	2023	2024	2023

$875	$1,238	$1,147	$(569)	$409	$208
6,354	6,333	919	(8,091)	(15,520)	12,011
(5,125)	(12,118)	(645)	10,032	17,277	(5,510)

2,104	(4,547)	1,421	1,372	2,166	6,709

-	-	-	-	-	-
(9,046)	(22,858)	6,102	(42,114)	24	(14,090)
-	(810)	(330)	(4,888)	-	-
-	-	-	-	-	-
(9,046)	(23,668)	5,772	(47,002)	24	(14,090)

(6,942)	(28,215)	7,193	(45,630)	2,190	(7,381)
77,508	105,723	45,508	91,138	83,797	91,178
$70,566	$77,508	$52,701	$45,508	$85,987	$83,797

FS-48

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	High Yield

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

	High Yield

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$(70)
Net realized gain(loss)	-	(1,171)
Net change in unrealized appreciation/depreciation	-	1,785
Net increase(decrease) in net assets resulting
from operations	-	544

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(18,583)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(18,583)

Total increase(decrease) in net assets	-	(18,039)
Net assets at beginning of period	-	18,039
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-49

ProFunds		Pimco

Money Market		Commodity		Total Return

2024		2024		2024

$1,611		$58,104		$455,665
(336)		(14,554)		(56,459)
1,275		43,550		399,206

-		-		-
-		(357,790)		(244,296)
-		(357,790)		(244,296)

-		426,201		76,086

$1,275		$111,961		$230,996

Money Market		Commodity		Total Return

2024	2023	2024	2023	2024	2023

$1,275	$3,188	$43,550	$457,329	$399,206	$324,527
-	-	(357,790)	(174,191)	(244,296)	(383,485)
-	-	426,201	(540,505)	76,086	661,425

1,275	3,188	111,961	(257,367)	230,996	602,467

20,000	-	41,050	43,804	170,936	156,221
(7,981)	199,624	90,694	(97,279)	392,874	250,238
(149,196)	(75,803)	(440,848)	(154,284)	(556,624)	(917,272)
-	-	(90)	(114)	(294)	(402)
(137,177)	123,821	(309,194)	(207,873)	6,892	(511,215)

(135,902)	127,009	(197,233)	(465,240)	237,888	91,252
162,654	35,645	2,695,652	3,160,892	11,165,396	11,074,144
$26,752	$162,654	$2,498,419	$2,695,652	$11,403,284	$11,165,396

FS-50

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Low Duration

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$389
Mortality and expense risk charge	(59)
Net investment income(loss)	330

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(120)
Net realized gain(loss)	(120)

Change in unrealized appreciation/depreciation	144

Net increase(decrease) in net assets resulting
from operations	$354

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$330	$334
Net realized gain(loss)	(120)	(60)
Net change in unrealized appreciation/depreciation	144	198
Net increase(decrease) in net assets resulting
from operations	354	472

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	1
Transfers for policyowner benefits and terminations	(1,610)	(770)
Policyowner maintenance charges	(1)	(2)
Net increase(decrease) from policyowner transactions	(1,611)	(771)

Total increase(decrease) in net assets	(1,257)	(299)
Net assets at beginning of period	10,699	10,998
Net assets at end of period	$9,442	$10,699

The accompanying notes are an integral part of these financial statements.

FS-51

Lincoln

Mid Cap Value II		International II		Inflation II

2024		2024		2024

$44,124		$1,184		$54,691
(8,273)		(823)		(4,998)
35,851		361		49,693

38,548		-		-
23,252		2,592		3,232
61,800		2,592		3,232

52,125		(958)		(9,724)

$149,776		$1,995		$43,201

Mid Cap Value II		International II		Inflation II

2024	2023	2024	2023	2024	2023

$35,851	$-	$361	$-	$49,693	$-
61,800	-	2,592	-	3,232	-
52,125	-	(958)	-	(9,724)	-

149,776	-	1,995	-	43,201	-

3,213	-	-	-	10,595	-
2,050,571	-	202,073	-	1,620,655	-
(99,561)	-	(29,734)	-	(45,224)	-
(148)	-	(21)	-	(30)	-
1,954,075	-	172,318	-	1,585,996	-

2,103,851	-	174,313	-	1,629,197	-
-	-	-	-	-	-
$2,103,851	$-	$174,313	$-	$1,629,197	$-

FS-52

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS Growth-Inc

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,460
Mortality and expense risk charge	(4,876)
Net investment income(loss)	9,584

Realized gain(loss) on investments:
Net realized gain distributions	46,134
Net realized gain(loss) on sale of fund shares	15,552
Net realized gain(loss)	61,686

Change in unrealized appreciation/depreciation	136,162

Net increase(decrease) in net assets resulting
from operations	$207,432

	IS Growth-Inc

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,584	$7,047
Net realized gain(loss)	61,686	34,815
Net change in unrealized appreciation/depreciation	136,162	100,155
Net increase(decrease) in net assets resulting
from operations	207,432	142,017

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	480	5,460
Subaccounts transfers (including fixed account), net	233,063	166,250
Transfers for policyowner benefits and terminations	(78,771)	(16,888)
Policyowner maintenance charges	(168)	(155)
Net increase(decrease) from policyowner transactions	154,604	154,667

Total increase(decrease) in net assets	362,036	296,684
Net assets at beginning of period	790,759	494,075
Net assets at end of period	$1,152,795	$790,759

The accompanying notes are an integral part of these financial statements.

FS-53

American Funds

IS Growth		Blue Chip		IS International

2024		2024		2024

$13,082		$38,856		$6,174
(9,058)		(5,353)		(1,616)
4,024		33,503		4,558

35,319		7,955		-
157,913		16,484		(305)
193,232		24,439		(305)

230,224		73,835		(8,562)

$427,480		$131,777		$(4,309)

IS Growth		Blue Chip		IS International

2024	2023	2024	2023	2024	2023

$4,024	$3,500	$33,503	$9,381	$4,558	$1,844
193,232	19,600	24,439	(2,755)	(305)	(287)
230,224	364,514	73,835	92,890	(8,562)	20,881

427,480	387,614	131,777	99,516	(4,309)	22,438

1,351	98,713	47,056	5,931	6,632	2,133
549,672	780,854	1,860,522	(151,583)	251,640	10,647
(117,263)	(53,258)	(103,851)	(4,815)	(4,041)	(102)
(100)	(122)	(115)	(45)	(18)	(25)
433,660	826,187	1,803,612	(150,512)	254,213	12,653

861,140	1,213,801	1,935,389	(50,996)	249,904	35,091
2,018,573	804,772	627,151	678,147	175,460	140,369
$2,879,713	$2,018,573	$2,562,540	$627,151	$425,364	$175,460

FS-54

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS New World

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,768
Mortality and expense risk charge	(5,167)
Net investment income(loss)	12,601

Realized gain(loss) on investments:
Net realized gain distributions	5,467
Net realized gain(loss) on sale of fund shares	(21,720)
Net realized gain(loss)	(16,253)

Change in unrealized appreciation/depreciation	73,973

Net increase(decrease) in net assets resulting
from operations	$70,321

	IS New World

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$12,601	$12,914
Net realized gain(loss)	(16,253)	(56,955)
Net change in unrealized appreciation/depreciation	73,973	207,073
Net increase(decrease) in net assets resulting
from operations	70,321	163,032

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3	11,296
Subaccounts transfers (including fixed account), net	(84,886)	(185,725)
Transfers for policyowner benefits and terminations	(46,792)	(13,736)
Policyowner maintenance charges	(48)	(62)
Net increase(decrease) from policyowner transactions	(131,723)	(188,227)

Total increase(decrease) in net assets	(61,402)	(25,195)
Net assets at beginning of period	1,112,124	1,137,319
Net assets at end of period	$1,050,722	$1,112,124

The accompanying notes are an integral part of these financial statements.

FS-55

Franklin Templeton		MFS

Global Inc.		Utilities IC		Mid Cap

2024		2024		2024

$-		$38,702		$-
(22,390)		(10,259)		(6,553)
(22,390)		28,443		(6,553)

-		47,758		77,359
(421,337)		(17,334)		(40,935)
(421,337)		30,424		36,424

(40,410)		102,866		68,792

$(484,137)		$161,733		$98,663

Global Inc.		Utilities IC		Mid Cap

2024	2023	2024	2023	2024	2023

$(22,390)	$(26,203)	$28,443	$60,749	$(6,553)	$(3,573)
(421,337)	(200,325)	30,424	97,908	36,424	(47,006)
(40,410)	316,887	102,866	(226,149)	68,792	179,593

(484,137)	90,359	161,733	(67,492)	98,663	129,014

28,772	226	7,348	14,609	9,872	2,013
(305,322)	(63,579)	(182,121)	63,110	494,094	81,266
(622,642)	(417,352)	(224,705)	(277,025)	(28,100)	(6,230)
(10,333)	(10,690)	(155)	(183)	(20)	(24)
(909,525)	(491,395)	(399,633)	(199,489)	475,846	77,025

(1,393,662)	(401,036)	(237,900)	(266,981)	574,509	206,039
4,539,114	4,940,150	1,975,716	2,242,697	844,699	638,660
$3,145,452	$4,539,114	$1,737,816	$1,975,716	$1,419,208	$844,699

FS-56

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$50,609
Mortality and expense risk charge	(17,981)
Net investment income(loss)	32,628

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	73,120
Net realized gain(loss)	73,120

Change in unrealized appreciation/depreciation	(16,625)

Net increase(decrease) in net assets resulting
from operations	$89,123

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$32,628	$16,584
Net realized gain(loss)	73,120	8,986
Net change in unrealized appreciation/depreciation	(16,625)	369,456
Net increase(decrease) in net assets resulting
from operations	89,123	395,026

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	6,303	23,948
Subaccounts transfers (including fixed account), net	(218,702)	59,398
Transfers for policyowner benefits and terminations	(415,900)	(406,303)
Policyowner maintenance charges	(21,020)	(22,562)
Net increase(decrease) from policyowner transactions	(649,319)	(345,519)

Total increase(decrease) in net assets	(560,196)	49,507
Net assets at beginning of period	3,390,676	3,341,169
Net assets at end of period	$2,830,480	$3,390,676

The accompanying notes are an integral part of these financial statements.

FS-57

Summit
		EAFE		S&P
S&P 500		Intl.		MidCap

2024		2024		2024

$58,686		$27,049		$5,984
(24,441)		(5,003)		(2,944)
34,245		22,046		3,040

264,429		-		21,565
428,221		24,552		1,211
692,650		24,552		22,776

332,610		(15,266)		32,173

$1,059,505		$31,332		$57,989

S&P 500		EAFE Intl.		S&P MidCap

2024	2023	2024	2023	2024	2023

$34,245	$38,346	$22,046	$22,822	$3,040	$2,748
692,650	337,944	24,552	3,842	22,776	35,092
332,610	741,507	(15,266)	122,371	32,173	31,743

1,059,505	1,117,797	31,332	149,035	57,989	69,583

237,435	84,111	102,000	23,501	-	-
(918,363)	(426,430)	(133,595)	(64,169)	5,084	(157,192)
(350,387)	(464,098)	(61,490)	(7,417)	(2,953)	(50,796)
(231)	(309)	(72)	(89)	(62)	(81)
(1,031,546)	(806,726)	(93,157)	(48,174)	2,069	(208,069)

27,959	311,071	(61,825)	100,861	60,058	(138,486)
5,029,014	4,717,943	994,145	893,284	450,192	588,678
$5,056,973	$5,029,014	$932,320	$994,145	$510,250	$450,192

FS-58

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$117,432
Mortality and expense risk charge	(37,960)
Net investment income(loss)	79,472

Realized gain(loss) on investments:
Net realized gain distributions	502,290
Net realized gain(loss) on sale of fund shares	95,863
Net realized gain(loss)	598,153

Change in unrealized appreciation/depreciation	16,259

Net increase(decrease) in net assets resulting
from operations	$693,884

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$79,472	$42,269
Net realized gain(loss)	598,153	529,583
Net change in unrealized appreciation/depreciation	16,259	250,804
Net increase(decrease) in net assets resulting
from operations	693,884	822,656

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	30,000	35,000
Subaccounts transfers (including fixed account), net	(76,213)	(6,648)
Transfers for policyowner benefits and terminations	(311,763)	(271,221)
Policyowner maintenance charges	(78,371)	(80,495)
Net increase(decrease) from policyowner transactions	(436,347)	(323,364)

Total increase(decrease) in net assets	257,537	499,292
Net assets at beginning of period	6,167,343	5,668,051
Net assets at end of period	$6,424,880	$6,167,343

The accompanying notes are an integral part of these financial statements.

FS-59

Summit
Mod.				Russell
Growth		Moderate		Small Cap

2024		2024		2024

$99,209		$190,185		$59,574
(30,927)		(51,489)		(27,076)
68,282		138,696		32,498

240,925		494,173		96,373
66,832		131,065		47,133
307,757		625,238		143,506

90,457		(165,525)		289,274

$466,496		$598,409		$465,278

Mod. Growth		Moderate		Russell Small Cap

2024	2023	2024	2023	2024	2023

$68,282	$36,509	$138,696	$75,180	$32,498	$20,605
307,757	338,412	625,238	542,962	143,506	(105,411)
90,457	224,063	(165,525)	324,559	289,274	890,368

466,496	598,984	598,409	942,701	465,278	805,562

462	18,462	61,946	47,237	499,879	49,736
6,957	7,469	65,283	(10,004)	(644,594)	87,686
(275,462)	(229,492)	(1,136,658)	(937,874)	(391,923)	(402,318)
(73,960)	(72,754)	(93,422)	(95,844)	(237)	(266)
(342,003)	(276,315)	(1,102,851)	(996,485)	(536,875)	(265,162)

124,493	322,669	(504,442)	(53,784)	(71,597)	540,400
5,035,710	4,713,041	8,909,844	8,963,628	5,702,371	5,161,971
$5,160,203	$5,035,710	$8,405,402	$8,909,844	$5,630,774	$5,702,371

FS-60

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(71,783)
Net investment income(loss)	(71,783)

Realized gain(loss) on investments:
Net realized gain distributions	552,179
Net realized gain(loss) on sale of fund shares	969,593
Net realized gain(loss)	1,521,772

Change in unrealized appreciation/depreciation	2,438,365

Net increase(decrease) in net assets resulting
from operations	$3,888,354

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(71,783)	$(58,355)
Net realized gain(loss)	1,521,772	258,018
Net change in unrealized appreciation/depreciation	2,438,365	3,977,528
Net increase(decrease) in net assets resulting
from operations	3,888,354	4,177,191

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	133,082	35,642
Subaccounts transfers (including fixed account), net	(1,059,533)	(727,827)
Transfers for policyowner benefits and terminations	(971,412)	(820,211)
Policyowner maintenance charges	(22,465)	(23,944)
Net increase(decrease) from policyowner transactions	(1,920,328)	(1,536,340)

Total increase(decrease) in net assets	1,968,026	2,640,851
Net assets at beginning of period	11,713,204	9,072,353
Net assets at end of period	$13,681,230	$11,713,204

The accompanying notes are an integral part of these financial statements.

FS-61

Morgan Stanley		DFA
Emerging
Markets		Bond		Small

2024		2024		2024

$137,893		$937,297		$417,550
(55,329)		(89,958)		(57,984)
82,564		847,339		359,566

-		-		326,550
(84,099)		(88,401)		29,797
(84,099)		(88,401)		356,347

725,050		166,061		(317,412)

$723,515		$924,999		$398,501

Emerging Markets		Bond		Small

2024	2023	2024	2023	2024	2023

$82,564	$102,990	$847,339	$567,701	$359,566	$373,244
(84,099)	(87,823)	(88,401)	(181,459)	356,347	(200,369)
725,050	1,037,514	166,061	384,453	(317,412)	1,425,313

723,515	1,052,681	924,999	770,695	398,501	1,598,188

231,599	179,582	448,854	654,072	327,410	3,354,195
(464,512)	60,876	303,865	3,382,745	(208,335)	(2,723,033)
(671,280)	(716,423)	(1,676,350)	(1,751,723)	(633,946)	(1,229,107)
(12,844)	(13,759)	(277)	(276)	(128)	(155)
(917,037)	(489,724)	(923,908)	2,284,818	(514,999)	(598,100)

(193,522)	562,957	1,091	3,055,513	(116,498)	1,000,088
10,021,614	9,458,657	19,503,244	16,447,731	12,263,244	11,263,156
$9,828,092	$10,021,614	$19,504,335	$19,503,244	$12,146,746	$12,263,244

FS-62

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$929,093
Mortality and expense risk charge	(120,500)
Net investment income(loss)	808,593

Realized gain(loss) on investments:
Net realized gain distributions	479,506
Net realized gain(loss) on sale of fund shares	646,810
Net realized gain(loss)	1,126,316

Change in unrealized appreciation/depreciation	(531,359)

Net increase(decrease) in net assets resulting
from operations	$1,403,550

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$808,593	$943,291
Net realized gain(loss)	1,126,316	715,387
Net change in unrealized appreciation/depreciation	(531,359)	1,984,940
Net increase(decrease) in net assets resulting
from operations	1,403,550	3,643,618

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,015,339	817,234
Subaccounts transfers (including fixed account), net	244,733	(786,521)
Transfers for policyowner benefits and terminations	(2,614,608)	(2,340,255)
Policyowner maintenance charges	(44,968)	(47,590)
Net increase(decrease) from policyowner transactions	(1,399,504)	(2,357,132)

Total increase(decrease) in net assets	4,046	1,286,486
Net assets at beginning of period	23,373,293	22,086,807
Net assets at end of period	$23,377,339	$23,373,293

The accompanying notes are an integral part of these financial statements.

FS-63

DFA

Fixed		Large		Targeted

2024		2024		2024

$741,979		$529,245		$309,395
(73,006)		(123,547)		(101,442)
668,973		405,698		207,953

-		2,666,537		1,507,175
21,677		762,693		313,109
21,677		3,429,230		1,820,284

27,691		(755,099)		(414,292)

$718,341		$3,079,829		$1,613,945

Fixed		Large		Targeted

2024	2023	2024	2023	2024	2023

$668,973	$497,572	$405,698	$417,126	$207,953	$187,015
21,677	2,846	3,429,230	918,550	1,820,284	1,412,205
27,691	179,427	(755,099)	1,135,623	(414,292)	1,564,719

718,341	679,845	3,079,829	2,471,299	1,613,945	3,163,939

1,293,239	859,940	870,808	2,739,012	195,471	970,013
(641,351)	(561,280)	(752,594)	(844,318)	660,274	1,281,557
(1,120,645)	(1,506,481)	(1,550,691)	(2,499,184)	(581,092)	(752,883)
(13,691)	(14,089)	(414)	(461)	(221)	(186)
(482,448)	(1,221,910)	(1,432,891)	(604,951)	274,432	1,498,501

235,893	(542,065)	1,646,938	1,866,348	1,888,377	4,662,440
15,052,926	15,594,991	24,565,246	22,698,898	20,687,815	16,025,375
$15,288,819	$15,052,926	$26,212,184	$24,565,246	$22,576,192	$20,687,815

FS-64

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Global

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$331,754
Mortality and expense risk charge	(56,578)
Net investment income(loss)	275,176

Realized gain(loss) on investments:
Net realized gain distributions	70,844
Net realized gain(loss) on sale of fund shares	429,256
Net realized gain(loss)	500,100

Change in unrealized appreciation/depreciation	581,732

Net increase(decrease) in net assets resulting
from operations	$1,357,008

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$275,176	$256,307
Net realized gain(loss)	500,100	215,786
Net change in unrealized appreciation/depreciation	581,732	1,096,100
Net increase(decrease) in net assets resulting
from operations	1,357,008	1,568,193

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	563,875	296,763
Subaccounts transfers (including fixed account), net	(121,787)	(37,825)
Transfers for policyowner benefits and terminations	(1,374,855)	(949,836)
Policyowner maintenance charges	(311)	(361)
Net increase(decrease) from policyowner transactions	(933,078)	(691,259)

Total increase(decrease) in net assets	423,930	876,934
Net assets at beginning of period	12,245,639	11,368,705
Net assets at end of period	$12,669,569	$12,245,639

The accompanying notes are an integral part of these financial statements.

FS-65

DFA

Equity

2024

$82,567
(18,044)
64,523

52,196
97,119
149,315

275,172

$489,010

Equity

2024	2023

$64,523	$67,902
149,315	70,041
275,172	418,087

489,010	556,030

729,904	1,607,781
(123,273)	(162,665)
(563,170)	(179,359)
(114)	(110)
43,347	1,265,647

532,357	1,821,677
3,971,608	2,149,931
$4,503,965	$3,971,608

FS-66

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2024 AND 2023

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1997. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2024 there are one hundred and ten subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Mid Cap IC
*Mid Cap	*Mid Cap SC
*Strategic
DWS Investment Management Americas,	*Money Market
Inc.
Scudder	Invesco Advisers, Inc.
*Small Cap	AIM
*Small Mid Value	*Dividend
*Thematic	*Health
*Growth	*Technology
*Intl. Growth
Fidelity Management & Research	*Franchise
Company LLC
Fidelity	Janus Henderson Investors US LLC
*Overseas IC	Janus
*Inv. Grade Bond IC	*Growth
*Equity Income IC
*Growth IC	Neuberger Berman Investment Advisers LLC
*High Income IC	Neuberger Berman
*High Income SC	*Mid-Cap
*Contrafund IC	*Bond
*Contrafund SC	*Equity
*Regency

FS-67

1. ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America Inc. and Baillie Gifford
*Nova	Overseas Ltd.
*NASDAQ	Vanguard
*Precious Metals	*International
*Inv. S&P 500
*Gov. Long Bond	Hotchkis and Wiley Capital Management, LLC
*Inverse NASDAQ	and Lazard Asset Management LLC
*Inv. Long Bond	Vanguard
*Russell	*Diversified

Third Avenue Management LLC	The Vanguard Group, Inc. and
Third Avenue	ArrowMark Partners (formerly
*Value	The Vanguard Group, Inc. and
ArrowMark Colorado Holdings, LLC)
The Vanguard Group, Inc.	Vanguard
Vanguard	*Small Company Growth
*Equity Index
*Total Bond	Allspring Funds Management, LLC
*REIT Index	Allspring
*Mid-Cap	*Discovery
*Stock Market Index	*Opportunity
*Conservative
*Moderate	ProFund Advisors LLC
*Short-Term	ProFunds
*International Stock	*Bull
*Global Bond	*Europe
*Mid-Cap
Wellington Management Company, LLP	*NASDAQ-100
and The Vanguard Group, Inc.	*Small-Cap
Vanguard	*Small-Cap Value
*Equity Income	*Classic Dow
*High Yield Bond	*Bear
*Short NASDAQ
Wellington Management Company, LLP	*Short Small-Cap
Vanguard	*Short Dow
*Growth	*UltraMid
*Balanced	*UltraOTC
*UltraSmall
*UltraBull
*U.S. Gov. Plus

FS-68

1. ORGANIZATION, continued

ProFund Advisors LLC, continued	Massachusetts Financial Services
ProFunds, continued	Company
*Opportunity	MFS
*Oil & Gas	*Utilities IC
*Precious Metals	*Mid Cap
*Real Estate	*Research
*High Yield
(Commenced April 23, 2021)	Calvert Research and Management
*Money Market	(See Note 3)
Summit (formerly Calvert Variable
Pacific Investment Management	Products, Inc.)
Company LLC	*S&P 500 (formerly Calvert VP S&P
Pimco	500 Index Portfolio)
*Commodity	*EAFE Intl. (formerly Calvert VP EAFE
*Total Return	International Index Portfolio, Class I)
*Low Duration	*S&P MidCap (formerly Calvert VP S&P
MidCap 400 Index Portfolio, Class I)
Lincoln Financial Investments Corporation	*Growth (formerly Calvert VP Volatility
(formerly American Century Investment	Managed Growth Portfolio, Class F)
Management, Inc.)	*Mod. Growth (formerly Calvert VP
Lincoln (formerly American Century) (formerly	Volatility Managed Moderate Growth
American Century Investments)	Portfolio, Class F)
*Mid Cap II (formerly Mid Cap) (formerly	*Moderate (formerly Calvert VP Volatility
American Century VP Mid Cap Value Fund	Managed Moderate Portfolio, Class F)
Portfolio, Class I)	*Russell Small Cap (formerly Calvert VP
(Commenced April 26, 2024)	Russell 2000 Small Cap Index Portfolio, Class I)
*International II (formerly International) (formerly
American Century VP International Fund	T. Rowe Price Associates, Inc.
Portfolio, Class I)	T. Rowe
(Commenced April 26, 2024)	*Blue Chip
*Inflation II (formerly Inflation) (formerly
American Century VP Inflation Protection Fund	Morgan Stanley Investment
Portfolio, Class I)	Management Inc.
(Commenced April 26, 2024)	Morgan Stanley
*Emerging Markets
Capital Research and Management
Company (SM)	Dimensional Fund Advisors LP
American Funds	DFA
*IS Growth-Inc	*Bond
*IS Growth	*Small
*Blue Chip	*Value
*IS International	*Fixed
*IS New World	*Large
*Targeted
Franklin Advisers, Inc.	*Global
Franklin Templeton	*Equity
*Global Inc.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-69

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-70

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2024 and for the years ended December 31,2024 and December 31,2023. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2024 and 2023, as follows:

Sub-Advisor Fee %
Summit:
S&P 500.050
S&P MidCap	.050
Growth	.050
Mod. Growth	.050
Moderate	.050
Russell Small Cap	.050

FS-71

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2024 were as follows:

	Purchases	Sales
Calvert:
Balanced	$77,930	$117,415
Mid Cap	3,845	36,898

Scudder:
Small Cap	5,916	19,886
Small Mid Value	183,887	868,408
Thematic	20,244	110,236
Growth	71,678	308,227

Fidelity:
Overseas IC	722,654	1,407,866
Inv. Grade Bond IC	3,281,473	2,307,591
Equity Income IC	485,140	427,521
Growth IC	2,419,474	1,152,357
High Income IC	321,517	588,764
High Income SC	1,600	1,584
Contrafund IC	4,422,109	2,659,000
Contrafund SC	293,127	38,856
Mid Cap IC	2,807,383	1,468,678
Mid Cap SC	29,423	9,146
Strategic	2,251,820	1,368,348
Money Market	35,369,424	40,707,784

AIM:
Dividend	6,015	11,454
Health	12,249	1,578
Technology	35,599	181,125
Intl. Growth	144,543	314,130
Franchise	9,196	9,215

Janus:
Growth	2,381	535

Neuberger Berman:
Mid-Cap	10,406	1,269
Bond	2	4
Equity	96,060	722,123
Regency	25,648	59,653

FS-72

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$604,714	$743,346
NASDAQ	486,327	1,167,958
Precious Metals	5,047,710	5,448,587
Inv. S&P 500	133,770	201,511
Gov. Long Bond	202,761	568,634
Inverse NASDAQ	269,882	363,483
Inv. Long Bond	35,375	153,711
Russell	334,504	175,191

Third Avenue:
Value	564,792	319,175

Vanguard:
Equity Index	7,923,677	11,813,352
Total Bond	15,774,400	8,841,557
REIT Index	1,782,921	4,074,738
Mid-Cap	2,107,294	5,181,018
Stock Market Index	7,510,048	8,194,496
Conservative	788,475	1,225,739
Moderate	564,472	1,123,586
Short-Term	7,227,926	4,763,493
International Stock	2,504,828	1,398,531
Global Bond	240,160	271,152
Equity Income	3,824,626	6,361,969
High Yield Bond	2,129,743	1,812,839
Growth	3,200,778	5,671,303
Balanced	4,680,023	4,260,724
International	2,940,698	5,140,251
Diversified	2,563,648	3,290,361
Small Company Growth	134,189	2,708,167

Allspring:
Discovery	-	62,916
Opportunity	19,534	1,255

ProFunds:
Bull	70,815	11,469
Europe	3,558	616
Mid-Cap	14,653	14,484
NASDAQ-100	809	5,580
Small-Cap	63	43
Small-Cap Value	24,382	24,134
Classic Dow	-	-
Bear	2,815	27
Short NASDAQ	7,879	55
Short Small-Cap	-	-

FS-73

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
ProFunds, continued:
Short Dow	$24	$7
UltraMid	50,543	48,463
UltraOTC	109,297	140,544
UltraSmall	56,044	40,419
UltraBull	57,965	55,821
U.S. Gov. Plus	414	1,614
Opportunity	28,047	28,487
Oil & Gas	18,994	23,801
Precious Metals	21,506	14,587
Real Estate	99,062	96,028
High Yield	-	-
Money Market	291,192	427,095

Pimco:
Commodity	608,441	874,085
Total Return	2,236,070	1,829,973
Low Duration	385	1,665

Lincoln:
Mid Cap Value II	2,506,508	478,033
International II	252,065	79,386
Inflation II	1,714,010	78,321

American Funds:
IS Growth-Inc	315,672	105,350
IS Growth	1,993,318	1,520,315
Blue Chip	1,993,894	148,825
IS International	268,747	9,976
IS New World	194,252	307,907

Franklin Templeton:
Global Inc.	407,514	1,339,429

MFS:
Utilities IC	293,233	616,665
Mid Cap	1,436,099	889,447
Research	225,868	842,559

Summit:
S&P 500	1,524,324	2,257,197
EAFE Intl.	128,805	199,916
S&P MidCap	32,615	5,942
Growth	638,140	492,723
Mod. Growth	339,253	372,049
Moderate	826,201	1,296,184
Russell Small Cap	2,334,710	2,742,713

FS-74

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
T. Rowe:
Blue Chip	$1,133,529	$2,573,461

Morgan Stanley:
Emerging Markets	639,253	1,473,726

DFA:
Bond	2,318,032	2,394,601
Small	1,609,739	1,438,622
Value	3,453,321	3,564,727
Fixed	2,885,867	2,699,342
Large	4,704,858	3,065,514
Targeted	4,212,842	2,223,281
Global	1,900,213	2,487,270
Equity	1,182,981	1,022,915

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2024, these fees range between .45 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-75

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2024	4.41	6.28	201,154	1,110,313	1.76	0.45	0.60	18.89	19.07
2023	3.71	5.29	214,109	996,202	1.60	0.45	0.60	16.12	16.30
2022	3.19	4.55	239,356	943,474	1.31	0.45	0.60	(15.92)	(15.79)
2021	3.79	5.41	195,162	952,862	1.08	0.45	0.60	14.43	14.60
2020	3.30	4.73	206,443	940,809	1.57	0.45	0.60	14.57	14.74

Mid Cap
2024	94.70	94.70	3,822	361,991	0.12	0.60	0.60	9.56	9.56
2023	86.44	86.44	4,215	364,339	0.19	0.60	0.60	10.98	10.98
2022	77.89	77.89	4,562	355,290	-	0.60	0.60	(19.97)	(19.97)
2021	37.47	97.32	9,429	917,590	0.20	0.60	0.60	2.47	14.34
2020	85.11	88.69	9,572	814,998	0.39	0.60	0.60	11.58	11.60

Scudder:
Small Cap
2024	57.34	57.34	2,483	142,383	1.22	0.60	0.60	10.48	10.48
2023	51.90	51.90	2,824	146,567	1.45	0.60	0.60	16.06	16.06
2022	44.71	44.71	5,039	225,323	0.92	0.60	0.60	(21.11)	(21.11)
2021	56.68	56.68	5,220	295,881	0.92	0.60	0.60	13.82	13.82
2020	49.80	49.80	3,415	170,061	1.13	0.60	0.60	18.72	18.72

Small Mid Value
2024	26.88	30.09	35,415	995,314	1.22	0.45	0.60	5.57	5.73
2023	25.42	28.50	61,712	1,673,316	1.14	0.45	0.60	14.26	14.44
2022	22.21	24.94	69,985	1,663,967	0.86	0.45	0.60	(16.30)	(16.18)
2021	26.50	29.80	67,428	1,924,411	1.29	0.45	0.60	29.72	29.92
2020	20.40	22.97	58,715	1,295,786	1.34	0.45	0.60	(1.39)	(1.24)

Thematic
2024	17.75	18.15	38,191	681,746	1.23	0.45	0.60	8.71	8.87
2023	16.31	16.69	43,423	712,614	0.75	0.45	0.60	15.35	15.52
2022	14.11	14.47	46,366	659,108	1.04	0.45	0.60	(28.94)	(28.83)
2021	19.83	20.37	56,698	1,133,779	0.36	0.45	0.60	7.47	7.63
2020	18.43	18.95	21,674	408,539	1.51	0.45	0.60	21.95	22.14

Growth
2024	99.78	120.99	5,388	569,660	0.23	0.45	0.60	25.86	26.05
2023	79.16	96.14	8,254	710,991	0.07	0.45	0.60	37.75	37.96
2022	57.38	69.79	7,173	450,114	0.09	0.45	0.60	(31.15)	(31.05)
2021	83.22	101.36	8,272	776,255	0.20	0.45	0.60	22.05	22.23
2020	68.09	83.05	8,286	649,861	0.46	0.45	0.60	38.21	38.42

FS-76

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Overseas IC
2024	33.11	45.45	68,213	2,749,577	1.56	0.45	0.60	4.42	4.58
2023	31.66	43.52	86,298	3,417,312	1.10	0.45	0.60	19.79	19.97
2022	26.39	36.33	87,962	2,885,351	1.08	0.45	0.60	(24.93)	(24.82)
2021	35.10	48.40	97,248	4,304,910	0.52	0.45	0.60	18.99	19.16
2020	29.46	40.68	108,868	4,060,002	0.44	0.45	0.60	14.92	15.10

Inv. Grade Bond IC
2024	14.83	21.41	1,179,018	22,468,305	3.56	0.45	0.60	1.18	1.33
2023	14.64	21.16	1,141,990	21,911,122	2.59	0.45	0.60	5.57	5.73
2022	13.85	20.04	1,242,581	22,477,309	2.22	0.45	0.60	(13.48)	(13.35)
2021	15.98	23.17	1,343,099	28,296,481	2.03	0.45	0.60	(1.20)	(1.05)
2020	16.15	23.45	1,239,159	26,840,114	2.24	0.45	0.60	8.74	8.90

Equity Income IC
2024	51.45	95.29	41,225	3,419,850	1.78	0.45	0.60	14.65	14.83
2023	44.81	83.11	41,768	3,150,442	1.87	0.45	0.60	9.99	10.15
2022	40.68	75.56	45,601	3,098,193	1.96	0.45	0.60	(5.52)	(5.38)
2021	42.99	79.98	42,834	3,138,310	1.94	0.45	0.60	24.15	24.33
2020	34.58	64.42	43,926	2,607,587	1.76	0.45	0.60	6.06	6.22

Growth IC
2024	275.00	279.26	23,390	6,513,649	-	0.45	0.60	29.61	29.80
2023	211.86	215.47	23,410	5,031,167	0.14	0.45	0.60	35.43	35.63
2022	156.21	159.10	24,734	3,924,007	0.59	0.45	0.60	(24.91)	(24.79)
2021	207.71	211.87	27,869	5,891,580	-	0.45	0.60	22.48	22.66
2020	169.33	172.98	29,867	5,158,611	0.08	0.45	0.60	43.03	43.25

High Income IC
2024	7.95	15.99	176,139	1,781,571	5.40	0.45	0.60	8.32	8.48
2023	7.33	14.77	219,610	1,984,220	5.98	0.45	0.60	9.82	9.98
2022	6.66	13.45	190,668	1,753,844	5.06	0.45	0.60	(11.90)	(11.77)
2021	7.55	15.26	222,928	2,309,608	5.32	0.45	0.60	3.79	3.94
2020	7.27	14.70	214,733	2,156,220	5.05	0.45	0.60	2.13	2.28

High Income SC
2024	19.57	19.57	1,447	28,315	5.76	0.60	0.60	8.07	8.07
2023	18.11	18.11	1,522	27,573	5.30	0.60	0.60	9.85	9.85
2022	16.49	16.49	1,730	28,522	4.99	0.60	0.60	(12.08)	(12.08)
2021	18.76	18.76	1,817	34,079	5.21	0.60	0.60	3.87	3.87
2020	18.06	18.06	1,920	34,671	4.43	0.60	0.60	2.04	2.04

FS-77

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund IC
2024	118.04	198.89	155,279	26,903,854	0.19	0.45	0.60	32.99	33.19
2023	88.63	149.56	163,298	21,171,974	0.49	0.45	0.60	32.66	32.86
2022	66.71	112.74	173,093	17,063,778	0.51	0.45	0.60	(26.75)	(26.64)
2021	90.94	153.91	175,645	24,406,141	0.06	0.45	0.60	27.07	27.26
2020	71.46	121.12	190,306	21,012,020	0.25	0.45	0.60	29.79	29.98

Contrafund SC
2024	198.25	198.25	4,285	849,447	0.10	0.60	0.60	32.83	32.83
2023	149.25	149.25	3,438	513,173	0.31	0.60	0.60	32.55	32.55
2022	112.60	112.60	7,298	821,803	0.36	0.60	0.60	(26.82)	(26.82)
2021	153.87	153.87	8,702	1,338,963	0.05	0.60	0.60	26.95	26.95
2020	121.21	121.21	10,336	1,252,817	0.15	0.60	0.60	29.65	29.65

Mid Cap IC
2024	77.15	160.02	69,731	9,329,652	0.56	0.45	0.60	16.79	16.96
2023	65.96	137.02	63,331	7,791,882	0.61	0.45	0.60	14.39	14.56
2022	57.58	119.78	63,065	6,925,712	0.54	0.45	0.60	(15.25)	(15.12)
2021	67.84	141.33	68,079	8,779,276	0.62	0.45	0.60	24.85	25.04
2020	54.25	113.20	68,034	7,307,515	0.67	0.45	0.60	17.48	17.66

Mid Cap SC
2024	156.81	156.81	1,435	225,053	0.47	0.60	0.60	16.65	16.65
2023	134.43	134.43	1,489	200,116	0.45	0.60	0.60	14.32	14.32
2022	117.59	117.59	2,770	325,679	0.41	0.60	0.60	(15.36)	(15.36)
2021	138.93	138.93	3,213	446,328	0.49	0.60	0.60	24.76	24.76
2020	111.36	111.36	3,621	403,218	0.56	0.60	0.60	17.33	17.33

Strategic
2024	15.20	21.00	656,262	12,032,775	3.84	0.45	0.60	5.44	5.60
2023	14.39	19.92	621,335	10,919,629	4.29	0.45	0.60	8.76	8.92
2022	13.21	18.31	684,816	11,135,586	3.63	0.45	0.60	(11.79)	(11.65)
2021	14.96	20.76	732,162	13,566,892	2.72	0.45	0.60	3.12	3.28
2020	14.48	20.13	646,567	11,835,872	3.26	0.45	0.60	6.87	7.03

Money Market
2024	1.11	1.13	24,732,767	27,650,136	4.99	0.45	0.60	4.47	4.63
2023	1.07	1.08	30,771,775	32,988,496	4.79	0.45	0.60	4.27	4.43
2022	1.02	1.03	76,015,192	78,347,918	1.71	0.45	0.60	0.83	0.99
2021	1.01	1.02	19,834,478	20,173,426	0.01	0.45	0.60	(0.59)	(0.43)
2020	1.02	1.03	20,942,308	21,415,650	0.21	0.45	0.60	(0.28)	(0.13)

FS-78

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2024	48.28	48.28	2,120	102,361	1.87	0.60	0.60	12.54	12.54
2023	42.90	42.90	2,362	101,336	2.02	0.60	0.60	8.40	8.40
2022	39.57	39.57	2,659	105,212	1.96	0.60	0.60	(2.26)	(2.26)
2021	40.49	40.49	2,542	102,934	2.17	0.60	0.60	18.18	18.18
2020	34.26	34.26	2,670	91,484	2.85	0.60	0.60	(0.46)	(0.46)

Health
2024	72.21	72.21	721	52,074	-	0.60	0.60	3.54	3.54
2023	69.74	69.74	576	40,182	-	0.60	0.60	2.41	2.41
2022	68.10	68.10	856	58,270	-	0.60	0.60	(13.83)	(13.83)
2021	79.03	79.03	2,429	191,979	0.21	0.60	0.60	11.63	11.63
2020	70.80	70.80	2,458	173,998	0.31	0.60	0.60	13.77	13.77

Technology
2024	24.55	24.55	1,507	37,006	-	0.60	0.60	33.46	33.46
2023	18.40	18.40	7,840	144,240	-	0.60	0.60	36.18	36.18
2022	12.59	12.59	-	-	-	0.60	0.60	(39.39)	(39.39)
2021	67.55	67.55	2,057	138,970	-	0.60	0.60	13.73	13.73
2020	59.40	59.40	2,866	170,222	-	0.60	0.60	45.24	45.24

Intl. Growth
2024	50.41	54.67	11,098	590,166	1.88	0.45	0.60	0.01	0.16
2023	50.33	54.66	14,571	768,134	0.20	0.45	0.60	17.44	17.62
2022	42.79	46.55	15,298	687,139	1.57	0.45	0.60	(18.79)	(18.67)
2021	52.61	57.32	24,154	1,355,375	1.27	0.45	0.60	5.26	5.41
2020	49.91	54.45	26,150	1,394,467	2.17	0.45	0.60	13.31	13.48

Franchise
2024	192.21	196.84	818	159,314	-	0.45	0.60	34.08	34.28
2023	143.36	146.59	814	118,063	-	0.45	0.60	40.09	40.30
2022	102.33	104.49	687	70,893	-	0.45	0.60	(31.52)	(31.42)
2021	149.44	152.36	3,058	464,715	-	0.45	0.60	11.26	11.43
2020	134.31	136.74	1,152	156,265	0.08	0.45	0.60	41.50	41.71

Janus:
Growth
2024	143.23	143.23	648	92,883	0.03	0.60	0.60	34.50	34.50
2023	106.49	106.49	649	69,090	0.15	0.60	0.60	42.32	42.32
2022	74.82	74.82	677	50,660	0.71	0.60	0.60	(30.31)	(30.31)
2021	107.36	107.36	706	75,833	0.10	0.60	0.60	19.62	19.62
2020	89.76	89.76	707	63,429	0.41	0.60	0.60	32.16	32.16

FS-79

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Mid-Cap
2024	57.75	57.75	3,469	200,332	-	0.60	0.60	23.27	23.27
2023	46.85	46.85	3,472	162,647	-	0.60	0.60	17.44	17.44
2022	39.89	39.89	3,486	139,060	-	0.60	0.60	(29.16)	(29.16)
2021	56.31	56.31	6,699	377,240	-	0.60	0.60	12.32	12.32
2020	50.14	50.14	6,867	344,258	-	0.60	0.60	39.14	39.14

Bond
2024	24.68	24.68	2	43	4.80	0.60	0.60	6.09	6.09
2023	23.26	23.26	2	44	5.04	0.60	0.60	5.39	5.39
2022	22.07	22.07	859	18,953	3.63	0.60	0.60	(5.75)	(5.75)
2021	23.42	23.42	1,278	29,938	2.49	0.60	0.60	0.14	0.14
2020	23.38	23.38	1,469	34,360	2.19	0.60	0.60	2.84	2.84

Equity
2024	53.11	53.55	10,444	556,082	0.22	0.45	0.60	25.09	25.28
2023	42.46	42.75	23,508	1,000,998	0.31	0.45	0.60	26.14	26.33
2022	33.66	33.84	28,356	955,991	0.44	0.45	0.60	(18.94)	(18.82)
2021	41.52	41.68	30,022	1,248,152	0.39	0.45	0.60	22.74	22.92
2020	33.83	33.91	27,584	933,781	0.54	0.45	0.60	18.85	19.03

Regency
2024	29.71	43.08	14,195	436,880	0.72	0.45	0.60	8.16	8.33
2023	27.43	39.83	15,742	450,021	1.02	0.45	0.60	10.34	10.51
2022	24.82	36.10	18,489	501,066	0.58	0.45	0.60	(10.29)	(10.16)
2021	27.63	40.24	16,680	588,880	0.70	0.45	0.60	32.01	32.20
2020	20.90	30.48	10,691	263,924	0.98	0.45	0.60	(3.20)	(3.06)

Rydex:
Nova
2024	61.40	628.68	17,498	1,453,504	-	0.45	0.60	31.96	32.16
2023	46.53	475.71	16,536	1,215,249	-	0.45	0.60	34.28	34.47
2022	34.65	353.77	10,075	486,927	0.35	0.45	0.60	(30.68)	(30.58)
2021	49.99	509.58	18,976	1,291,880	0.37	0.45	0.60	41.34	41.55
2020	35.37	360.01	20,334	980,018	0.90	0.45	0.60	19.31	19.49

NASDAQ
2024	139.24	146.91	23,367	3,366,105	0.21	0.45	0.60	23.16	23.35
2023	112.89	119.28	28,740	3,369,247	-	0.45	0.60	52.31	52.54
2022	74.01	78.32	25,141	1,936,559	-	0.45	0.60	(34.53)	(34.44)
2021	112.88	119.63	27,004	3,180,251	-	0.45	0.60	24.79	24.98
2020	90.32	95.86	31,911	3,015,345	0.30	0.45	0.60	44.09	44.31

FS-80

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2024	10.50	47.15	129,234	1,898,922	1.33	0.45	0.60	7.47	7.63
2023	9.77	43.81	160,881	2,059,566	0.40	0.45	0.60	3.21	3.36
2022	9.47	42.38	319,404	3,532,346	0.52	0.45	0.60	(11.61)	(11.48)
2021	10.71	47.88	289,051	3,579,577	3.67	0.45	0.60	(9.73)	(9.60)
2020	11.86	52.96	221,885	3,136,742	4.62	0.45	0.60	33.50	33.70

Inv. S&P 500
2024	0.46	4.35	42,807	27,043	7.36	0.45	0.60	(13.63)	(13.50)
2023	0.54	5.03	140,781	106,398	1.38	0.45	0.60	(15.46)	(15.33)
2022	0.64	5.94	173,880	174,753	-	0.45	0.60	15.90	16.07
2021	0.55	5.12	213,942	141,215	-	0.45	0.60	(27.55)	(24.89)
2020	0.73	6.81	301,622	230,905	0.63	0.45	0.60	(29.33)	(25.47)

Gov. Long Bond
2024	13.68	19.98	17,891	298,375	3.26	0.45	0.60	(12.98)	(12.84)
2023	15.72	22.92	46,031	736,868	2.92	0.45	0.60	(1.62)	3.17
2022	15.98	23.26	45,187	729,997	1.47	0.45	0.60	(41.18)	(25.87)
2021	27.16	39.49	64,493	1,775,940	0.37	0.45	0.60	(8.04)	(2.30)
2020	29.54	42.88	67,819	2,028,145	0.12	0.45	0.60	(11.02)	21.23

Inverse NASDAQ
2024	0.74	3.56	20,224	22,888	10.54	0.45	0.60	(16.30)	(16.17)
2023	0.88	4.25	133,058	141,332	0.27	0.45	0.60	(32.26)	(32.16)
2022	1.30	6.26	79,665	187,683	-	0.45	0.60	34.03	34.23
2021	0.97	4.66	28,802	37,887	-	0.45	0.60	(25.90)	(25.79)
2020	1.31	6.28	34,427	52,714	0.84	0.45	0.60	(38.37)	(38.28)

Inv. Long Bond
2024	8.80	38.70	11,152	109,833	4.87	0.45	0.60	16.20	16.38
2023	7.57	33.25	14,888	211,151	-	0.45	0.60	3.61	3.77
2022	7.31	32.05	22,512	353,726	-	0.45	0.60	45.34	45.55
2021	5.03	22.02	8,211	118,829	-	0.45	0.60	(4.24)	0.37
2020	5.01	21.90	11,690	58,553	0.23	0.45	0.60	(21.56)	(10.16)

Russell
2024	101.38	109.08	6,222	665,437	1.00	0.45	0.60	10.29	10.45
2023	91.78	98.90	4,857	478,756	-	0.45	0.60	19.07	19.25
2022	76.97	83.07	6,517	539,925	-	0.45	0.60	(33.85)	(33.75)
2021	116.19	125.58	7,058	882,002	0.06	0.45	0.60	18.29	18.47
2020	98.08	106.16	8,165	858,907	-	0.45	0.60	19.32	19.50

FS-81

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Third Avenue:
Value
2024	26.37	55.06	43,375	2,273,499	2.59	0.45	0.60	(2.86)	(2.71)
2023	27.11	56.68	44,139	2,356,613	2.33	0.45	0.60	20.09	20.27
2022	22.54	47.20	48,388	2,114,274	1.44	0.45	0.60	15.42	15.59
2021	19.50	40.90	47,263	1,852,146	0.71	0.45	0.60	21.34	21.52
2020	16.05	33.70	48,729	1,571,387	2.71	0.45	0.60	(2.98)	(2.83)

Vanguard:
Equity Index
2024	106.42	166.26	739,856	92,859,232	1.31	0.45	0.60	24.09	24.28
2023	85.63	133.98	804,604	81,845,114	1.50	0.45	0.60	25.36	25.55
2022	68.20	106.87	562,135	50,257,711	1.24	0.45	0.60	(18.72)	(18.59)
2021	83.78	131.48	940,077	94,271,192	1.25	0.45	0.60	27.78	27.97
2020	65.47	102.89	988,876	78,208,562	1.28	0.45	0.60	17.49	17.67

Total Bond
2024	12.77	17.38	6,235,260	85,004,582	2.79	0.45	0.60	0.63	0.79
2023	12.67	17.27	5,825,178	79,361,766	2.45	0.45	0.60	4.95	5.11
2022	12.05	16.46	5,149,173	68,113,564	2.34	0.45	0.60	(13.73)	(13.60)
2021	13.95	19.08	6,568,672	99,521,736	1.97	0.45	0.60	(2.30)	(2.16)
2020	14.26	19.53	5,642,106	88,255,308	2.13	0.45	0.60	6.94	7.10

REIT Index
2024	21.03	58.36	569,400	19,658,218	3.21	0.45	0.60	4.11	4.27
2023	20.17	56.05	645,645	22,138,907	2.50	0.45	0.60	11.03	11.20
2022	18.14	50.48	671,425	21,279,837	1.94	0.45	0.60	(26.74)	(26.63)
2021	24.72	68.90	686,866	30,555,654	2.02	0.45	0.60	39.37	39.58
2020	17.71	49.44	691,645	23,397,366	2.62	0.45	0.60	(5.42)	(5.28)

Mid-Cap
2024	49.68	86.54	509,558	34,027,072	1.42	0.45	0.60	14.38	14.56
2023	43.36	75.66	565,039	33,224,932	1.45	0.45	0.60	15.14	15.31
2022	37.61	65.71	637,190	32,325,311	1.16	0.45	0.60	(19.30)	(19.18)
2021	46.53	81.43	695,347	43,769,713	1.07	0.45	0.60	23.61	23.80
2020	37.59	65.87	639,152	34,577,009	1.53	0.45	0.60	17.37	17.54

Stock Market Index
2024	98.35	170.03	450,271	55,448,267	1.25	0.45	0.60	22.97	23.16
2023	79.86	138.27	483,698	49,117,562	1.14	0.45	0.60	25.20	25.39
2022	63.69	110.44	503,327	40,903,658	1.33	0.45	0.60	(20.07)	(19.95)
2021	79.56	138.17	520,428	52,985,956	1.15	0.45	0.60	24.89	25.08
2020	63.61	110.63	481,874	40,599,633	1.51	0.45	0.60	19.83	20.01

FS-82

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Conservative
2024	34.93	35.38	201,836	7,115,870	2.80	0.45	0.60	6.84	7.01
2023	32.69	33.06	224,365	7,394,386	1.89	0.45	0.60	11.84	12.01
2022	29.23	29.52	217,515	6,407,778	2.38	0.45	0.60	(15.40)	(15.28)
2021	34.56	34.84	213,302	7,422,325	1.59	0.45	0.60	5.36	5.51
2020	32.80	33.02	226,757	7,481,548	2.12	0.45	0.60	11.06	11.23

Moderate
2024	44.45	44.91	148,251	6,654,577	2.34	0.45	0.60	9.66	9.83
2023	40.53	40.89	166,630	6,811,097	1.81	0.45	0.60	14.86	15.03
2022	35.29	35.55	99,335	3,529,120	2.41	0.45	0.60	(16.43)	(16.30)
2021	42.22	42.47	90,602	3,832,645	1.26	0.45	0.60	9.42	9.58
2020	38.59	38.76	78,034	3,008,380	1.65	0.45	0.60	13.09	13.26

Short-Term
2024	12.13	12.29	2,130,197	26,107,761	3.56	0.45	0.60	4.26	4.42
2023	11.64	11.77	1,988,128	23,344,335	2.11	0.45	0.60	5.53	5.68
2022	11.03	11.14	2,175,845	24,176,045	1.64	0.45	0.60	(6.28)	(6.14)
2021	11.77	11.87	2,409,536	28,533,095	2.12	0.45	0.60	(1.05)	(0.90)
2020	11.89	11.97	2,278,389	27,229,440	2.36	0.45	0.60	4.86	5.02

International Stock
2024	25.49	25.64	381,106	9,766,363	2.96	0.45	0.60	4.42	4.58
2023	24.41	24.51	349,477	8,564,576	2.85	0.45	0.60	14.86	15.03
2022	21.25	21.31	367,801	7,836,993	3.28	0.45	0.60	(16.51)	(16.39)
2021	25.46	25.49	349,524	8,908,188	1.71	0.45	0.60	7.88	8.04
2020	23.59	23.60	149,881	3,536,136	1.50	0.45	0.60	10.51	10.68

Global Bond
2024	20.49	20.63	99,126	2,041,534	2.88	0.45	0.60	1.42	1.57
2023	20.21	20.31	103,152	2,092,270	1.95	0.45	0.60	5.88	6.04
2022	19.08	19.16	108,935	2,084,407	2.98	0.45	0.60	(13.65)	(13.52)
2021	22.10	22.15	120,859	2,674,635	1.43	0.45	0.60	(2.43)	(2.28)
2020	22.65	22.67	73,057	1,655,829	1.31	0.45	0.60	6.03	6.19

Equity Income
2024	51.84	90.12	308,373	20,689,200	3.01	0.45	0.60	14.43	14.60
2023	45.23	78.76	368,409	22,256,110	2.63	0.45	0.60	7.46	7.62
2022	42.03	73.29	385,388	22,359,207	2.47	0.45	0.60	(1.25)	(1.11)
2021	42.50	74.22	384,794	23,013,348	1.90	0.45	0.60	24.58	24.77
2020	34.07	59.58	355,296	17,841,662	2.69	0.45	0.60	2.63	2.78

FS-83

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
High Yield Bond
2024	11.52	21.32	825,788	12,763,580	5.68	0.45	0.60	5.81	5.97
2023	10.87	20.15	847,758	12,372,045	5.89	0.45	0.60	11.00	11.17
2022	9.78	18.16	715,544	10,309,385	5.07	0.45	0.60	(9.90)	(9.77)
2021	10.84	20.15	1,024,954	15,248,284	4.16	0.45	0.60	3.06	3.21
2020	10.50	19.55	760,431	12,085,861	5.58	0.45	0.60	5.04	5.20

Growth
2024	78.86	86.75	322,233	26,991,063	0.27	0.45	0.60	32.34	32.53
2023	59.50	65.56	350,732	22,179,684	0.24	0.45	0.60	39.30	39.51
2022	42.65	47.06	378,337	17,159,987	-	0.45	0.60	(33.76)	(33.66)
2021	64.29	71.05	420,277	28,682,518	0.03	0.45	0.60	17.16	17.33
2020	54.79	60.64	384,276	22,603,953	0.33	0.45	0.60	42.24	42.45

Balanced
2024	47.80	76.81	409,155	25,711,012	2.23	0.45	0.60	14.11	14.28
2023	41.82	67.31	419,578	23,681,697	2.05	0.45	0.60	13.65	13.82
2022	36.75	59.23	455,062	22,773,079	1.94	0.45	0.60	(14.81)	(14.69)
2021	43.07	69.53	482,192	28,381,544	1.72	0.45	0.60	18.31	18.48
2020	36.35	58.77	441,306	23,113,772	2.55	0.45	0.60	10.02	10.18

International
2024	42.90	56.56	682,720	33,265,633	1.22	0.45	0.60	8.36	8.52
2023	39.53	52.19	748,178	33,931,623	1.58	0.45	0.60	13.97	14.14
2022	34.63	45.80	702,766	28,756,863	1.31	0.45	0.60	(30.54)	(30.43)
2021	49.78	65.93	849,896	49,179,570	0.27	0.45	0.60	(2.13)	(1.98)
2020	50.79	67.36	927,626	54,792,347	1.07	0.45	0.60	56.64	56.87

Diversified
2024	41.30	61.23	300,195	16,854,493	1.57	0.45	0.60	14.20	14.37
2023	36.11	53.62	330,612	16,428,641	1.42	0.45	0.60	19.41	19.59
2022	30.20	44.90	365,234	15,303,267	1.15	0.45	0.60	(12.02)	(11.88)
2021	34.27	51.03	398,630	19,143,332	1.07	0.45	0.60	29.69	29.88
2020	26.38	39.35	446,965	16,500,974	2.66	0.45	0.60	11.11	11.28

Small Company Growth
2024	47.06	89.87	172,344	14,190,446	0.55	0.45	0.60	10.71	10.88
2023	42.44	81.18	204,210	15,206,543	0.41	0.45	0.60	18.93	19.11
2022	35.63	68.25	222,155	13,863,420	0.27	0.45	0.60	(25.80)	(25.69)
2021	47.95	91.98	241,603	20,391,329	0.37	0.45	0.60	13.54	13.71
2020	42.17	81.02	277,356	20,335,537	0.67	0.45	0.60	22.45	22.63

FS-84

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Allspring:
Discovery
2024	77.98	77.98	5,942	463,310	-	0.60	0.60	17.42	17.42
2023	66.41	66.41	6,771	449,633	-	0.60	0.60	19.43	19.43
2022	55.60	55.60	8,981	499,396	-	0.60	0.60	(38.22)	(38.22)
2021	90.00	90.00	10,517	946,510	-	0.60	0.60	(5.61)	(5.61)
2020	95.35	95.35	10,477	998,981	-	0.60	0.60	61.68	61.68

Opportunity
2024	235.57	235.57	869	204,765	0.05	0.60	0.60	14.36	14.36
2023	205.99	205.99	870	179,144	-	0.60	0.60	25.75	25.75
2022	163.82	163.82	884	144,812	-	0.60	0.60	(21.28)	(21.28)
2021	208.10	208.10	1,281	266,522	0.04	0.60	0.60	24.03	24.03
2020	167.77	167.77	1,295	217,318	0.44	0.60	0.60	20.28	20.28

ProFunds:
Bull
2024	113.07	113.07	12,097	1,367,772	0.72	0.90	0.90	21.39	21.39
2023	93.15	93.15	12,097	1,126,740	-	0.90	0.90	22.64	22.64
2022	75.95	75.95	15,837	1,202,874	-	0.90	0.90	(20.45)	(20.45)
2021	95.48	95.48	15,889	1,517,112	-	0.90	0.90	25.21	25.21
2020	76.26	76.26	16,981	1,294,952	0.09	0.90	0.90	14.99	14.99

Europe
2024	42.25	42.25	1,597	67,472	1.87	0.90	0.90	3.41	3.41
2023	40.86	40.86	1,597	65,248	2.13	0.90	0.90	16.42	16.42
2022	35.09	35.09	1,748	61,356	1.35	0.90	0.90	(8.59)	(8.59)
2021	38.39	38.39	2,299	88,268	0.90	0.90	0.90	23.42	23.42
2020	31.11	31.11	1,781	55,402	2.54	0.90	0.90	(10.05)	(10.05)

Mid-Cap
2024	44.02	44.02	-	-	-	0.90	0.90	(1.18)	(1.18)
2023	42.07	42.07	-	-	0.42	0.90	0.90	3.02	3.02
2022	90.21	90.21	124	11,167	0.18	0.90	0.90	(9.27)	(9.27)
2021	99.42	99.42	335	33,267	0.26	0.90	0.90	27.38	27.38
2020	78.05	78.05	57	4,467	0.16	0.90	0.90	1.39	1.39

NASDAQ-100
2024	70.58	70.58	102	7,216	0.41	0.90	0.90	22.30	22.30
2023	57.71	57.71	201	11,576	-	0.90	0.90	44.43	44.43
2022	38.05	38.05	170	6,460	-	0.90	0.90	(18.74)	(18.74)
2021	73.84	73.84	284	20,986	-	0.90	0.90	1.57	1.57
2020	74.77	74.77	459	34,326	-	0.90	0.90	46.86	46.86

FS-85

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Small-Cap
2024	42.69	42.69	118	5,017	1.33	0.90	0.90	8.52	8.52
2023	39.34	39.34	118	4,624	-	0.90	0.90	13.89	13.89
2022	34.54	34.54	208	7,176	-	0.90	0.90	(22.54)	(22.54)
2021	44.59	44.59	129	5,737	-	0.90	0.90	5.07	5.07
2020	39.82	39.82	-	-	-	0.90	0.90	(2.13)	(2.13)

Small-Cap Value
2024	45.01	45.01	-	-	-	0.90	0.90	(4.10)	(4.10)
2023	42.96	42.96	-	-	0.03	0.90	0.90	1.44	1.44
2022	78.60	78.60	114	8,985	-	0.90	0.90	(13.20)	(13.20)
2021	90.55	90.55	151	13,716	0.09	0.90	0.90	27.42	27.42
2020	71.06	71.06	61	4,348	0.02	0.90	0.90	0.14	0.14

Classic Dow
2024	-	-	-	-	-	-	-	-	-
2023	20.60	20.60	-	-	0.06	0.90	0.90	2.91	2.91
2022	64.00	64.00	174	11,112	-	0.90	0.90	(9.66)	(9.66)
2021	70.85	70.85	76	5,401	-	0.90	0.90	16.45	16.45
2020	60.84	60.84	758	46,119	0.41	0.90	0.90	6.45	6.45

Bear
2024	12.20	12.20	252	3,074	8.45	0.90	0.90	(14.49)	(14.49)
2023	14.27	14.27	76	1,081	0.31	0.90	0.90	(16.04)	(16.04)
2022	16.99	16.99	1,283	21,793	-	0.90	0.90	16.07	16.07
2021	14.64	14.64	219	3,209	-	0.90	0.90	(25.30)	(25.30)
2020	19.59	19.59	78	1,531	0.50	0.90	0.90	(26.50)	(26.50)

Short NASDAQ
2024	10.21	10.21	620	6,330	7.11	0.90	0.90	(14.88)	(14.88)
2023	12.29	12.29	-	-	-	0.90	0.90	(26.23)	(26.23)
2022	0.95	0.95	24,186	22,933	-	0.90	0.90	33.86	33.86
2021	0.71	0.71	2,945	2,086	-	0.90	0.90	(25.81)	(25.81)
2020	0.95	0.95	615	587	0.06	0.90	0.90	(43.34)	(43.34)

Short Small-Cap
2024	-	-	-	-	-	-	-	-	-
2023	22.09	22.09	-	-	-	0.90	0.90	(4.66)	(4.66)
2022	26.32	26.32	285	7,506	-	0.90	0.90	29.65	29.65
2021	22.33	22.33	228	5,101	-	0.90	0.90	(24.02)	(24.02)
2020	1.41	1.41	7,193	10,177	0.55	0.90	0.90	(32.57)	(32.57)

FS-86

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Short Dow
2024	4.80	4.80	150	718	3.35	0.90	0.90	(7.68)	(7.68)
2023	5.19	5.19	150	778	-	0.90	0.90	(8.91)	(8.91)
2022	5.70	5.70	150	854	-	0.90	0.90	4.78	4.78
2021	5.44	5.44	150	815	-	0.90	0.90	(20.51)	(20.51)
2020	6.85	6.85	150	1,026	0.23	0.90	0.90	(21.64)	(21.64)

UltraMid
2024	69.34	69.34	315	21,849	0.57	0.90	0.90	15.97	15.97
2023	59.79	59.79	315	18,841	-	0.90	0.90	21.12	21.12
2022	49.36	49.36	698	34,453	-	0.90	0.90	(32.77)	(32.77)
2021	73.43	73.43	315	23,138	-	0.90	0.90	35.64	35.64
2020	50.42	50.42	-	-	0.24	0.90	0.90	(28.41)	(28.41)

UltraOTC
2024	698.16	698.16	3,170	2,213,171	0.30	0.90	0.90	40.14	40.14
2023	498.19	498.19	3,199	1,593,758	-	0.90	0.90	113.55	113.55
2022	233.29	233.29	3,146	734,024	-	0.90	0.90	(61.28)	(61.28)
2021	602.51	602.51	3,144	1,894,176	-	0.90	0.90	51.15	51.15
2020	398.62	398.62	3,096	1,234,273	-	0.90	0.90	84.63	84.63

UltraSmall
2024	21.13	21.13	1,287	27,180	0.60	0.90	0.90	9.70	9.70
2023	19.26	19.26	739	14,232	-	0.90	0.90	21.34	21.34
2022	15.87	15.87	739	11,730	-	0.90	0.90	(44.19)	(44.19)
2021	28.44	28.44	739	21,017	-	0.90	0.90	2.09	2.09
2020	23.21	23.21	-	-	0.79	0.90	0.90	(28.94)	(28.94)

UltraBull
2024	165.16	165.16	1,208	199,578	0.61	0.90	0.90	40.74	40.74
2023	117.35	117.35	1,230	144,301	-	0.90	0.90	43.94	43.94
2022	81.53	81.53	1,001	81,614	-	0.90	0.90	(39.66)	(39.66)
2021	135.12	135.12	1,063	143,601	-	0.90	0.90	56.73	56.73
2020	86.21	86.21	826	71,182	0.86	0.90	0.90	18.76	18.76

U.S. Gov. Plus
2024	33.82	33.82	341	11,543	3.36	0.90	0.90	(13.61)	(13.61)
2023	39.15	39.15	381	14,933	6.74	0.90	0.90	(0.85)	(0.85)
2022	39.49	39.49	171	6,753	-	0.90	0.90	(42.23)	(42.23)
2021	68.35	68.35	25	1,741	-	0.90	0.90	(7.92)	(7.92)
2020	74.23	74.23	753	55,893	0.03	0.90	0.90	19.60	19.60

FS-87

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Opportunity
2024	28.97	28.97	-	-	-	0.90	0.90	2.01	2.01
2023	44.70	44.70	-	-	0.01	0.90	0.90	19.73	19.73
2022	4.24	4.24	14,103	59,868	-	0.90	0.90	57.06	57.06
2021	2.70	2.70	16,561	44,759	-	0.90	0.90	(0.97)	(0.97)
2020	2.73	2.73	364	992	0.39	0.90	0.90	(27.35)	(27.35)

Oil & Gas
2024	82.48	82.48	856	70,566	2.09	0.90	0.90	2.84	2.84
2023	80.20	80.20	966	77,508	2.33	0.90	0.90	(3.36)	(3.36)
2022	82.99	82.99	1,274	105,723	1.10	0.90	0.90	58.01	58.01
2021	52.52	52.52	1,654	86,889	1.49	0.90	0.90	50.57	50.57
2020	34.88	34.88	971	33,877	2.62	0.90	0.90	(35.05)	(35.05)

Precious Metals
2024	28.02	28.02	1,881	52,701	3.06	0.90	0.90	5.62	5.62
2023	26.53	26.53	1,716	45,508	-	0.90	0.90	0.57	0.57
2022	26.37	26.37	3,456	91,138	-	0.90	0.90	(11.82)	(11.82)
2021	29.91	29.91	3,358	100,435	-	0.90	0.90	(9.75)	(9.75)
2020	33.14	33.14	2,503	82,959	0.25	0.90	0.90	22.99	22.99

Real Estate
2024	101.25	101.25	849	85,987	1.38	0.90	0.90	2.61	2.61
2023	98.67	98.67	849	83,797	1.14	0.90	0.90	8.75	8.75
2022	90.73	90.73	1,005	91,178	0.76	0.90	0.90	(27.21)	(27.21)
2021	124.65	124.65	969	120,804	0.02	0.90	0.90	35.85	35.85
2020	91.75	91.75	943	86,553	1.57	0.90	0.90	(7.13)	(7.13)

High Yield
2024	-	-	-	-	-	-	-	-	-
2023	24.75	24.75	-	-	-	0.90	0.90	3.15	3.15
2022	24.63	24.63	732	18,039	3.87	0.90	0.90	(8.79)	(8.79)
2021	27.00	27.00	541.00	14,603.00	2.54	0.90	0.90	(0.32)	(0.32)
2020	-	-	-	-	-	-	-	-	-

Money Market
2024	1.03	1.03	26,067	26,752	4.33	0.90	0.90	3.36	3.36
2023	0.99	0.99	163,819	162,654	4.24	0.90	0.90	3.22	3.22
2022	0.96	0.96	37,056	35,645	0.79	0.90	0.90	0.14	0.14
2021	0.96	0.96	363,221	348,913	0.01	0.90	0.90	(0.88)	(0.88)
2020	0.97	0.97	517,167	501,200	0.06	0.90	0.90	(0.86)	(0.86)

FS-88

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco:
Commodity
2024	10.46	10.51	238,656	2,498,419	2.21	0.45	0.60	3.53	3.69
2023	10.10	10.14	266,623	2,695,652	16.34	0.45	0.60	(8.40)	(8.27)
2022	11.03	11.05	286,762	3,160,892	20.90	0.45	0.60	7.97	8.13
2021	10.21	10.22	271,685	2,774,064	4.25	0.45	0.60	32.55	32.74
2020	7.70	7.70	244,780	1,885,678	6.41	0.45	0.60	0.75	0.90

Total Return
2024	12.26	15.33	871,583	11,403,284	4.05	0.45	0.60	1.92	2.07
2023	12.01	15.04	861,307	11,165,396	3.57	0.45	0.60	5.30	5.46
2022	11.39	14.28	891,294	11,074,144	2.61	0.45	0.60	(14.81)	(14.68)
2021	13.35	16.77	967,973	14,073,768	1.83	0.45	0.60	(1.85)	(1.71)
2020	13.58	17.08	881,599	13,081,819	2.11	0.45	0.60	7.99	8.16

Low Duration
2024	11.34	11.34	833	9,442	3.98	0.60	0.60	3.87	3.87
2023	10.92	10.92	980	10,699	3.60	0.60	0.60	4.35	4.35
2022	10.46	10.46	1,051	10,998	1.69	0.60	0.60	(6.30)	(6.30)
2021	11.17	11.17	1,054	11,765	0.48	0.60	0.60	(1.51)	(1.51)
2020	11.34	11.34	9,960	112,912	1.07	0.60	0.60	2.37	2.37

Lincoln:
Mid Cap Value II
2024	20.34	20.36	103,369	2,103,851	1.90	0.45	0.60	6.40	6.50
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

International II
2024	10.71	10.72	16,275	174,313	0.58	0.45	0.60	(0.18)	(0.08)
2023	-	-		-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Inflation II
2024	9.47	9.48	171,834	1,629,197	3.61	0.45	0.60	2.98	3.08
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

FS-89

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds:
IS Growth-Inc
2024	92.23	104.47	11,377	1,152,795	1.44	0.45	0.60	23.79	23.98
2023	74.50	84.27	9,742	790,759	1.64	0.45	0.60	25.72	25.90
2022	59.26	66.93	7,466	494,075	1.57	0.45	0.60	(16.79)	(16.66)
2021	71.22	80.31	6,951	551,584	1.50	0.45	0.60	23.76	23.86
2020	57.55	64.84	4,363	282,802	2.18	0.45	0.60	3.88	38.18

IS Growth
2024	189.64	214.52	14,528	2,879,713	0.76	0.45	0.60	31.17	31.37
2023	144.58	163.30	13,384	2,018,573	0.83	0.45	0.60	37.99	38.19
2022	104.78	118.17	7,154	804,772	0.60	0.45	0.60	(30.18)	(30.07)
2021	150.06	168.98	7,159	1,147,447	0.51	0.45	0.60	21.57	21.75
2020	123.44	138.80	3,670	472,955	0.61	0.45	0.60	46.11	51.78

Blue Chip
2024	24.04	26.43	102,728	2,562,540	3.57	0.45	0.60	18.68	18.86
2023	20.26	22.24	28,612	627,151	1.91	0.45	0.60	16.96	17.13
2022	17.32	18.98	36,473	678,147	2.13	0.45	0.60	(8.83)	(8.69)
2021	19.00	20.79	28,828	586,366	1.71	0.45	0.60	27.35	27.54
2020	14.92	16.30	36,183	578,819	2.84	0.45	0.60	8.39	8.55

IS International
2024	22.09	22.83	18,652	425,364	1.75	0.45	0.60	2.77	2.93
2023	21.49	22.18	7,936	175,460	1.61	0.45	0.60	15.43	15.60
2022	18.62	19.19	7,338	140,369	1.86	0.45	0.60	(21.04)	(20.93)
2021	23.58	24.27	9,921	240,247	2.62	0.45	0.60	(1.82)	(1.68)
2020	24.02	24.68	7,856	193,420	1.24	0.45	0.60	13.59	13.76

IS New World
2024	31.43	31.99	32,891	1,050,722	1.60	0.45	0.60	6.21	6.37
2023	29.59	30.07	37,064	1,112,124	1.69	0.45	0.60	15.53	15.70
2022	25.62	25.99	43,832	1,137,319	1.69	0.45	0.60	(22.33)	(22.21)
2021	32.98	33.41	30,028	1,002,473	1.29	0.45	0.60	4.54	4.69
2020	31.55	31.92	10,352.00	330,372.00	0.22	0.45	0.60	20.41	33.32

Franklin Templeton:
Global Inc.
2024	12.90	21.00	163,215	3,145,452	-	0.45	0.60	(11.90)	(11.77)
2023	14.62	23.84	206,830	4,539,114	-	0.45	0.60	2.27	2.43
2022	14.27	23.31	229,316	4,940,150	-	0.45	0.60	(5.52)	(5.38)
2021	15.08	24.67	237,829	5,445,563	-	0.45	0.60	(5.56)	(5.42)
2020	15.95	26.12	230,992	5,571,217	8.42	0.45	0.60	(5.85)	(5.71)

FS-90

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS:
Utilities IC
2024	52.79	75.89	24,408	1,737,816	2.19	0.45	0.60	10.99	11.16
2023	47.49	68.38	30,959	1,975,716	3.52	0.45	0.60	(2.69)	(2.55)
2022	48.73	70.27	34,994	2,242,697	2.55	0.45	0.60	0.16	0.31
2021	48.58	70.16	34,638	2,234,792	1.75	0.45	0.60	13.41	13.58
2020	42.77	61.86	35,226	1,994,044	2.61	0.45	0.60	5.27	5.43

Mid Cap
2024	17.05	17.19	82,880	1,419,208	-	0.45	0.60	14.03	14.20
2023	14.95	15.06	56,223	844,699	-	0.45	0.60	20.60	20.78
2022	12.40	12.47	51,328	638,660	-	0.45	0.60	(29.12)	(29.02)
2021	17.49	17.56	47,242	828,417	-	0.45	0.60	13.43	13.60
2020	15.42	15.46	32,775	506,089	-	0.45	0.60	35.66	35.87

Research
2024	22.52	22.82	124,342	2,830,480	1.61	0.45	0.60	2.47	2.63
2023	21.94	22.27	152,802	3,390,676	1.06	0.45	0.60	12.34	12.51
2022	19.50	19.82	169,057	3,341,169	1.88	0.45	0.60	(18.07)	(17.95)
2021	23.77	24.20	168,555	4,067,740	0.82	0.45	0.60	10.90	11.07
2020	21.40	21.82	178,236	3,881,960	2.10	0.45	0.60	12.27	12.44

Summit:
S&P 500
2024	360.46	400.76	13,472	5,056,973	1.20	0.45	0.60	23.88	24.07
2023	290.53	323.50	16,704	5,029,014	1.23	0.45	0.60	25.17	25.36
2022	231.76	258.44	19,781	4,717,943	1.33	0.45	0.60	(18.83)	(18.71)
2021	285.08	318.38	17,703	5,362,000	1.36	0.45	0.60	27.65	27.84
2020	223.00	249.42	15,720	3,770,304	1.70	0.45	0.60	17.39	17.57

EAFE Intl.
2024	120.39	128.43	7,658	932,320	2.67	0.45	0.60	2.52	2.68
2023	117.25	125.27	8,325	994,145	2.97	0.45	0.60	17.07	17.25
2022	100.01	107.00	8,775	893,284	3.58	0.45	0.60	(15.09)	(14.96)
2021	117.60	126.02	8,944	1,072,528	1.70	0.45	0.60	10.21	10.38
2020	106.55	114.34	7,976	878,254	3.51	0.45	0.60	7.13	7.29

S&P MidCap
2024	255.85	255.85	1,994	510,250	1.23	0.60	0.60	12.84	12.84
2023	226.75	226.75	1,985	450,192	1.14	0.60	0.60	15.43	15.43
2022	196.44	196.44	2,997	588,678	0.94	0.60	0.60	(13.85)	(13.85)
2021	228.02	228.02	3,267	744,847	0.90	0.60	0.60	23.67	23.67
2020	184.37	184.37	2,545	469,259	1.19	0.60	0.60	12.65	12.65

FS-91

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Growth
2024	27.02	27.32	237,573	6,424,880	1.83	0.45	0.60	11.49	11.66
2023	24.24	24.46	254,290	6,167,343	1.31	0.45	0.60	14.97	15.14
2022	21.08	21.25	268,718	5,668,051	0.96	0.45	0.60	(15.44)	(15.32)
2021	24.93	25.09	299,949	7,482,443	0.98	0.45	0.60	15.18	15.35
2020	21.65	21.75	326,037	7,060,414	1.61	0.45	0.60	1.54	1.70

Mod. Growth
2024	25.94	25.98	198,666	5,160,203	1.92	0.45	0.60	9.51	9.67
2023	23.65	23.72	212,318	5,035,710	1.35	0.45	0.60	13.11	13.28
2022	20.88	20.97	224,780	4,713,041	0.97	0.45	0.60	(15.12)	(14.99)
2021	24.56	24.70	256,950	6,346,373	1.00	0.45	0.60	12.97	13.13
2020	21.71	21.87	262,984	5,749,533	1.61	0.45	0.60	3.13	3.29

Moderate
2024	23.93	24.01	351,082	8,405,402	2.18	0.45	0.60	7.05	7.22
2023	22.36	22.39	398,465	8,909,844	1.42	0.45	0.60	11.26	11.42
2022	20.09	20.10	446,055	8,963,628	1.06	0.45	0.60	(14.69)	(14.56)
2021	23.52	23.55	517,918	12,198,020	1.04	0.45	0.60	9.41	9.57
2020	21.46	21.53	562,075	12,098,651	1.68	0.45	0.60	4.73	4.88

Russell Small Cap
2024	143.91	145.71	38,711	5,630,774	1.10	0.45	0.60	10.56	10.73
2023	130.16	131.59	43,377	5,702,371	0.88	0.45	0.60	15.91	16.08
2022	112.30	113.36	45,549	5,161,971	0.81	0.45	0.60	(20.99)	(20.87)
2021	142.13	143.26	47,626	6,829,468	0.75	0.45	0.60	13.84	14.01
2020	124.85	125.65	43,347	5,458,806	1.08	0.45	0.60	18.93	19.11

T. Rowe:
Blue Chip
2024	74.64	78.79	179,148	13,681,230	-	0.45	0.60	34.70	34.90
2023	55.41	58.41	207,252	11,713,204	-	0.45	0.60	48.40	48.62
2022	37.34	39.30	238,633	9,072,353	-	0.45	0.60	(38.87)	(38.78)
2021	61.08	64.19	272,068	16,954,947	-	0.45	0.60	16.92	17.09
2020	52.24	54.82	308,667	16,393,910	-	0.45	0.60	33.48	33.68

Morgan Stanley:
Emerging Markets
2024	18.03	24.21	462,830	9,828,092	1.35	0.45	0.60	7.17	7.33
2023	16.80	22.59	505,011	10,021,614	1.62	0.45	0.60	11.31	11.47
2022	15.07	20.30	525,990	9,458,657	0.44	0.45	0.60	(25.53)	(25.42)
2021	20.20	27.26	537,834	12,958,010	0.83	0.45	0.60	2.37	2.53
2020	19.70	26.63	545,151	12,951,553	1.40	0.45	0.60	13.75	13.93

FS-92

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA:
Bond
2024	11.96	12.92	1,621,188	19,504,335	4.84	0.45	0.60	4.75	4.91
2023	11.40	12.33	1,698,961	19,503,244	3.74	0.45	0.60	4.43	4.58
2022	10.90	11.81	1,493,470	16,447,731	1.41	0.45	0.60	(6.89)	(6.75)
2021	11.69	12.68	2,177,063	25,717,492	0.77	0.45	0.60	(1.63)	(1.48)
2020	11.87	12.89	1,820,085	21,912,672	0.03	0.45	0.60	0.85	1.00

Small
2024	18.84	22.43	633,049	12,146,746	3.39	0.45	0.60	3.19	3.35
2023	18.23	21.74	660,250	12,263,244	3.27	0.45	0.60	13.43	13.60
2022	16.05	19.16	683,459	11,263,156	2.63	0.45	0.60	(18.13)	(18.01)
2021	19.57	23.41	657,439	13,231,616	2.73	0.45	0.60	13.88	14.05
2020	17.16	20.56	611,626	10,850,169	2.08	0.45	0.60	8.76	8.92

Value
2024	19.43	21.42	1,163,867	23,377,339	3.91	0.45	0.60	5.98	6.14
2023	18.31	20.21	1,231,414	23,373,293	4.55	0.45	0.60	17.16	17.33
2022	15.60	17.25	1,364,249	22,086,807	3.91	0.45	0.60	(4.03)	(3.89)
2021	16.23	17.97	1,472,304	24,880,989	4.06	0.45	0.60	17.41	17.59
2020	13.81	15.31	1,620,713	23,392,527	2.45	0.45	0.60	(2.35)	(2.21)

Fixed
2024	11.15	11.41	1,347,177	15,288,819	5.01	0.45	0.60	4.85	5.01
2023	10.64	10.87	1,393,981	15,052,926	3.69	0.45	0.60	4.36	4.51
2022	10.19	10.40	1,509,028	15,594,991	1.29	0.45	0.60	(1.74)	(1.60)
2021	10.37	10.57	1,495,768	15,720,054	0.01	0.45	0.60	(0.79)	(0.64)
2020	10.45	10.64	1,298,378	13,709,366	0.54	0.45	0.60	0.00	0.15

Large
2024	49.92	56.91	515,783	26,212,184	2.04	0.45	0.60	12.70	12.87
2023	44.23	50.49	544,363	24,565,246	2.24	0.45	0.60	10.26	10.43
2022	40.05	45.80	552,109	22,698,898	2.21	0.45	0.60	(5.44)	(5.30)
2021	42.29	48.43	581,076	25,265,655	1.81	0.45	0.60	26.28	26.47
2020	33.44	38.35	565,194	19,538,181	2.04	0.45	0.60	(1.97)	(1.82)

Targeted
2024	43.23	45.53	518,379	22,576,192	1.44	0.45	0.60	7.49	7.65
2023	40.16	42.36	511,707	20,687,815	1.60	0.45	0.60	19.32	19.50
2022	33.61	35.50	472,981	16,025,375	1.30	0.45	0.60	(4.78)	(4.64)
2021	35.24	37.28	526,485	18,700,315	1.50	0.45	0.60	38.85	39.06
2020	25.34	26.85	532,048	13,605,547	2.06	0.45	0.60	3.36	3.52

FS-93

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Global
2024	20.41	20.64	613,852	12,669,569	2.66	0.45	0.60	11.32	11.48
2023	18.33	18.51	661,494	12,245,639	2.67	0.45	0.60	14.04	14.21
2022	16.08	16.21	701,363	11,368,705	1.40	0.45	0.60	(11.49)	(11.36)
2021	18.16	18.29	750,980	13,732,292	1.47	0.45	0.60	13.52	13.69
2020	16.00	16.08	696,142	11,196,335	1.35	0.45	0.60	10.62	10.79

Equity
2024	19.33	19.48	231,278	4,503,965	2.11	0.45	0.60	14.41	14.58
2023	16.90	17.00	233,783	3,971,608	3.07	0.45	0.60	19.43	19.61
2022	14.15	14.21	151,422	2,149,931	1.79	0.45	0.60	(14.20)	(14.07)
2021	16.49	16.54	153,705	2,540,306	2.52	0.45	0.60	23.63	23.82
2020	13.34	13.36	80,271	1,071,893	2.42	0.45	0.60	11.49	11.65

FS-94

7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2024	2023
Calvert:
Balanced
Units issued	15,997	249
Units redeemed	(28,952)	(25,496)
Net increase(decrease)	(12,955)	(25,247)

Mid Cap
Units issued	-	-
Units redeemed	(393)	(347)
Net increase(decrease)	(393)	(347)

Scudder:
Small Cap
Units issued	-	-
Units redeemed	(341)	(2,215)
Net increase(decrease)	(341)	(2,215)

Small Mid Value
Units issued	37,093	48,923
Units redeemed	(63,390)	(57,196)
Net increase(decrease)	(26,297)	(8,273)

Thematic
Units issued	50,848	59,130
Units redeemed	(56,080)	(62,073)
Net increase(decrease)	(5,232)	(2,943)

Growth
Units issued	312	2,490
Units redeemed	(3,178)	(1,409)
Net increase(decrease)	(2,866)	1,081

Fidelity:
Overseas IC
Units issued	40,063	43,555
Units redeemed	(58,148)	(45,219)
Net increase(decrease)	(18,085)	(1,664)

Inv. Grade Bond IC
Units issued	2,409,788	2,598,793
Units redeemed	(2,372,760)	(2,699,384)
Net increase(decrease)	37,028	(100,591)

FS-95

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Equity Income IC
Units issued	10,805	2,382
Units redeemed	(11,348)	(6,215)
Net increase(decrease)	(543)	(3,833)

Growth IC
Units issued	11,640	8,704
Units redeemed	(11,660)	(10,028)
Net increase(decrease)	(20)	(1,324)

High Income IC
Units issued	124,757	201,978
Units redeemed	(168,228)	(173,036)
Net increase(decrease)	(43,471)	28,942

High Income SC
Units issued	1	-
Units redeemed	(76)	(208)
Net increase(decrease)	(75)	(208)

Contrafund IC
Units issued	40,780	35,864
Units redeemed	(48,799)	(45,659)
Net increase(decrease)	(8,019)	(9,795)

Contrafund SC
Units issued	1,225	104
Units redeemed	(378)	(3,964)
Net increase(decrease)	847	(3,860)

Mid Cap IC
Units issued	31,037	30,790
Units redeemed	(24,637)	(30,524)
Net increase(decrease)	6,400	266

Mid Cap SC
Units issued	-	-
Units redeemed	(54)	(1,281)
Net increase(decrease)	(54)	(1,281)

FS-96

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Strategic
Units issued	1,278,741	1,200,901
Units redeemed	(1,243,814)	(1,264,382)
Net increase(decrease)	34,927	(63,481)

Money Market
Units issued	49,159,392	145,926,705
Units redeemed	(55,198,400)	(191,170,122)
Net increase(decrease)	(6,039,008)	(45,243,417)

AIM:
Dividend
Units issued	204	203
Units redeemed	(446)	(500)
Net increase(decrease)	(242)	(297)

Health
Units issued	161	-
Units redeemed	(16)	(280)
Net increase(decrease)	145	(280)

Technology
Units issued	1,620	7,843
Units redeemed	(7,953)	(3)
Net increase(decrease)	(6,333)	7,840

Intl. Growth
Units issued	18,370	17,471
Units redeemed	(21,843)	(18,198)
Net increase(decrease)	(3,473)	(727)

Franchise
Units issued	54	3,090
Units redeemed	(50)	(2,963)
Net increase(decrease)	4	127

Janus:
Growth
Units issued	-	-
Units redeemed	(1)	(28)
Net increase(decrease)	(1)	(28)

FS-97

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Neuberger Berman:
Mid-Cap
Units issued	-	-
Units redeemed	(3)	(14)
Net increase(decrease)	(3)	(14)

Bond
Units issued	-	-
Units redeemed	-	(857)
Net increase(decrease)	-	(857)

Equity
Units issued	4,733	6,867
Units redeemed	(17,797)	(11,715)
Net increase(decrease)	(13,064)	(4,848)

Regency
Units issued	15,523	10,226
Units redeemed	(17,070)	(12,973)
Net increase(decrease)	(1,547)	(2,747)

Rydex:
Nova
Units issued	9,788	20,970
Units redeemed	(8,826)	(14,509)
Net increase(decrease)	962	6,461

NASDAQ
Units issued	15,515	12,251
Units redeemed	(20,888)	(8,652)
Net increase(decrease)	(5,373)	3,599

Precious Metals
Units issued	516,743	762,846
Units redeemed	(548,390)	(921,369)
Net increase(decrease)	(31,647)	(158,523)

Inv. S&P 500
Units issued	290,280	1,880,409
Units redeemed	(388,254)	(1,913,508)
Net increase(decrease)	(97,974)	(33,099)

FS-98

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Rydex, continued:
Gov. Long Bond
Units issued	11,801	10,710
Units redeemed	(39,941)	(9,866)
Net increase(decrease)	(28,140)	844

Inverse NASDAQ
Units issued	257,264	857,783
Units redeemed	(370,098)	(804,390)
Net increase(decrease)	(112,834)	53,393

Inv. Long Bond
Units issued	6,090	22,451
Units redeemed	(9,826)	(30,075)
Net increase(decrease)	(3,736)	(7,624)

Russell
Units issued	3,193	469
Units redeemed	(1,828)	(2,129)
Net increase(decrease)	1,365	(1,660)

Third Avenue:
Value
Units issued	7,954	4,170
Units redeemed	(8,718)	(8,419)
Net increase(decrease)	(764)	(4,249)

Vanguard:
Equity Index
Units issued	1,568,843	2,512,876
Units redeemed	(1,633,591)	(2,270,407)
Net increase(decrease)	(64,748)	242,469

Total Bond
Units issued	11,414,872	7,858,555
Units redeemed	(11,004,790)	(7,182,550)
Net increase(decrease)	410,082	676,005

REIT Index
Units issued	784,674	853,561
Units redeemed	(860,919)	(879,341)
Net increase(decrease)	(76,245)	(25,780)

FS-99

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Vanguard, continued:
Mid-Cap
Units acquired	515,085	577,041
Units disposed	(570,566)	(649,192)
Net increase(decrease)	(55,481)	(72,151)

Stock Market Index
Units acquired	252,188	272,487
Units disposed	(285,615)	(292,116)
Net increase(decrease)	(33,427)	(19,629)

Conservative
Units acquired	43,939	70,864
Units disposed	(66,468)	(64,014)
Net increase(decrease)	(22,529)	6,850

Moderate
Units acquired	29,532	95,685
Units disposed	(47,911)	(28,390)
Net increase(decrease)	(18,379)	67,295

Short-Term
Units acquired	2,524,190	2,221,592
Units disposed	(2,382,121)	(2,409,309)
Net increase(decrease)	142,069	(187,717)

International Stock
Units acquired	425,454	336,794
Units disposed	(393,825)	(355,118)
Net increase(decrease)	31,629	(18,324)

Global Bond
Units acquired	64,666	88,165
Units disposed	(68,692)	(93,948)
Net increase(decrease)	(4,026)	(5,783)

Equity Income
Units acquired	145,795	172,153
Units disposed	(205,831)	(189,132)
Net increase(decrease)	(60,036)	(16,979)

FS-100

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Vanguard, continued:
High Yield Bond
Units acquired	1,551,513	1,848,929
Units disposed	(1,573,483)	(1,716,715)
Net increase(decrease)	(21,970)	132,214

Growth
Units acquired	205,882	196,927
Units disposed	(234,381)	(224,532)
Net increase(decrease)	(28,499)	(27,605)

Balanced
Units acquired	274,996	245,687
Units disposed	(285,419)	(281,171)
Net increase(decrease)	(10,423)	(35,484)

International
Units acquired	925,090	1,198,984
Units disposed	(990,548)	(1,153,572)
Net increase(decrease)	(65,458)	45,412

Diversified
Units acquired	377,557	418,931
Units disposed	(407,974)	(453,553)
Net increase(decrease)	(30,417)	(34,622)

Small Company Growth
Units acquired	92,937	108,606
Units disposed	(124,803)	(126,551)
Net increase(decrease)	(31,866)	(17,945)

Allspring:
Discovery
Units acquired	-	-
Units disposed	(829)	(2,210)
Net increase(decrease)	(829)	(2,210)

Opportunity
Units acquired	-	-
Units disposed	(1)	(14)
Net increase(decrease)	(1)	(14)

FS-101

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
ProFunds:
Bull
Units acquired	-	144
Units disposed	-	(3,884)
Net increase(decrease)	-	(3,740)

Europe
Units acquired	-	-
Units disposed	-	(151)
Net increase(decrease)	-	(151)

Mid-Cap
Units acquired	353	154
Units disposed	(353)	(278)
Net increase(decrease)	-	(124)

NASDAQ-100
Units acquired	-	785
Units disposed	(99)	(754)
Net increase(decrease)	(99)	31

Small-Cap
Units acquired	-	516
Units disposed	-	(606)
Net increase(decrease)	-	(90)

Small-Cap Value
Units acquired	360	180
Units disposed	(360)	(294)
Net increase(decrease)	-	(114)

Classic Dow
Units acquired	-	222
Units disposed	-	(396)
Net increase(decrease)	-	(174)

Bear
Units acquired	176	1,190
Units disposed	-	(2,397)
Net increase(decrease)	176	(1,207)

FS-102

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
ProFunds, continued:
Short NASDAQ
Units acquired	620	-
Units disposed	-	(24,186)
Net increase(decrease)	620	(24,186)

Short Small-Cap
Units acquired	-	168
Units disposed	-	(453)
Net increase(decrease)	-	(285)

Short Dow
Units acquired	-	-
Units disposed	-	-
Net increase(decrease)	-	-

UltraMid
Units acquired	604	638
Units disposed	(604)	(1,021)
Net increase(decrease)	-	(383)

UltraOTC
Units acquired	189	127
Units disposed	(218)	(74)
Net increase(decrease)	(29)	53

UltraSmall
Units acquired	2,769	-
Units disposed	(2,221)	-
Net increase(decrease)	548	-

UltraBull
Units acquired	394	486
Units disposed	(416)	(257)
Net increase(decrease)	(22)	229

U.S. Gov. Plus
Units acquired	-	708
Units disposed	(40)	(498)
Net increase(decrease)	(40)	210

FS-103

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
ProFunds, continued:
Opportunity
Units acquired	620	-
Units disposed	(620)	(14,103)
Net increase(decrease)	-	(14,103)

Oil & Gas
Units acquired	159	563
Units disposed	(269)	(871)
Net increase(decrease)	(110)	(308)

Precious Metals
Units acquired	663	2,956
Units disposed	(498)	(4,696)
Net increase(decrease)	165	(1,740)

Real Estate
Units acquired	823	79
Units disposed	(823)	(235)
Net increase(decrease)	-	(156)

High Yield
Units acquired	-	-
Units disposed	-	(732)
Net increase(decrease)	-	(732)

Money Market
Units acquired	289,022	428,141
Units disposed	(426,774)	(301,378)
Net increase(decrease)	(137,752)	126,763

Pimco:
Commodity
Units acquired	203,807	244,026
Units disposed	(231,774)	(264,165)
Net increase(decrease)	(27,967)	(20,139)

Total Return
Units acquired	1,387,796	1,433,218
Units disposed	(1,377,520)	(1,463,205)
Net increase(decrease)	10,276	(29,987)

FS-104

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Pimco, continued:
Low Duration
Units acquired	-	-
Units disposed	(147)	(71)
Net increase(decrease)	(147)	(71)

Lincoln:
Mid Cap Value II
Units acquired	156,872	-
Units disposed	(53,503)	-
Net increase(decrease)	103,369	-

International II
Units acquired	27,172	-
Units disposed	(10,897)	-
Net increase(decrease)	16,275	-

Inflation II
Units acquired	247,406	-
Units disposed	(75,572)	-
Net increase(decrease)	171,834	-

American Funds:
IS Growth-Inc
Units acquired	6,087	5,232
Units disposed	(4,452)	(2,956)
Net increase(decrease)	1,635	2,276

IS Growth
Units acquired	14,009	9,267
Units disposed	(12,865)	(3,037)
Net increase(decrease)	1,144	6,230

Blue Chip
Units acquired	121,124	12,403
Units disposed	(47,008)	(20,264)
Net increase(decrease)	74,116	(7,861)

IS International
Units acquired	23,933	2,058
Units disposed	(13,217)	(1,460)
Net increase(decrease)	10,716	598

FS-105

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
American Funds, continued:
IS New World
Units acquired	42,145	34,641
Units disposed	(46,318)	(41,409)
Net increase(decrease)	(4,173)	(6,768)

Franklin Templeton:
Global Inc.
Units acquired	277,574	335,096
Units disposed	(321,189)	(357,582)
Net increase(decrease)	(43,615)	(22,486)

MFS:
Utilities IC
Units acquired	12,907	17,750
Units disposed	(19,458)	(21,785)
Net increase(decrease)	(6,551)	(4,035)

Mid Cap
Units acquired	110,059	33,974
Units disposed	(83,402)	(29,079)
Net increase(decrease)	26,657	4,895

Research
Units acquired	416,303	519,198
Units disposed	(444,763)	(535,453)
Net increase(decrease)	(28,460)	(16,255)

Summit:
S&P 500
Units acquired	8,092	10,767
Units disposed	(11,324)	(13,844)
Net increase(decrease)	(3,232)	(3,077)

EAFE Intl.
Units acquired	1,214	3,187
Units disposed	(1,881)	(3,637)
Net increase(decrease)	(667)	(450)

S&P MidCap
Units acquired	20	-
Units disposed	(11)	(1,012)
Net increase(decrease)	9	(1,012)

FS-106

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Summit, continued:
Growth
Units acquired	96,725	105,139
Units disposed	(113,442)	(119,567)
Net increase(decrease)	(16,717)	(14,428)

Mod. Growth
Units acquired	39,381	41,147
Units disposed	(53,033)	(53,609)
Net increase(decrease)	(13,652)	(12,462)

Moderate
Units acquired	1,176,324	1,347,900
Units disposed	(1,223,707)	(1,395,490)
Net increase(decrease)	(47,383)	(47,590)

Russell Small Cap
Units acquired	47,654	49,698
Units disposed	(52,320)	(51,870)
Net increase(decrease)	(4,666)	(2,172)

T. Rowe:
Blue Chip
Units acquired	190,666	242,127
Units disposed	(218,770)	(273,508)
Net increase(decrease)	(28,104)	(31,381)

Morgan Stanley:
Emerging Markets
Units acquired	697,503	842,030
Units disposed	(739,684)	(863,009)
Net increase(decrease)	(42,181)	(20,979)

DFA:
Bond
Units acquired	3,394,007	2,871,218
Units disposed	(3,471,780)	(2,665,727)
Net increase(decrease)	(77,773)	205,491

Small
Units acquired	794,492	1,066,524
Units disposed	(821,693)	(1,089,733)
Net increase(decrease)	(27,201)	(23,209)

FS-107

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
DFA, continued:
Value
Units acquired	1,849,170	2,037,665
Units disposed	(1,916,717)	(2,170,500)
Net increase(decrease)	(67,547)	(132,835)

Fixed
Units acquired	1,801,782	1,776,260
Units disposed	(1,848,586)	(1,891,307)
Net increase(decrease)	(46,804)	(115,047)

Large
Units acquired	794,458	796,171
Units disposed	(823,038)	(803,917)
Net increase(decrease)	(28,580)	(7,746)

Targeted
Units acquired	762,884	575,994
Units disposed	(756,212)	(537,268)
Net increase(decrease)	6,672	38,726

Global
Units acquired	386,728	317,131
Units disposed	(434,370)	(357,000)
Net increase(decrease)	(47,642)	(39,869)

Equity
Units acquired	347,039	329,781
Units disposed	(349,544)	(247,420)
Net increase(decrease)	(2,505)	82,361

FS-108

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2024 AND 2023 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2024

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2024

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2024 and 2023, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles

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generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•         Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•         Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

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We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 28, 2025

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AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2024	2023
Bonds	$ 12,109,742	$ 11,364,738
Preferred stocks	2,828	5,426
Common stocks	483,188	505,230
Mortgage loans	2,300,251	2,197,964
Real estate:
Properties occupied by the company	38,470	37,427
Properties held for the production of income	4,732	4,666
Cash, cash equivalents, and short-term investments	201,163	156,881
Loans on insurance contracts	851,561	734,995
Other investments	1,495,017	1,279,668
Total Cash and Invested Assets	17,486,952	16,286,995

Investment income due and accrued	145,519	133,078
Deferred and uncollected premiums	109,647	116,737
Federal income tax recoverable	3,032	—
Net deferred income tax asset	125,426	116,402
Funds held under coinsurance - affiliate	33,945	37,096
Other admitted assets	138,472	147,578
Separate account assets	10,756,291	10,379,450
Total Admitted Assets	$ 28,799,284	$ 27,217,336

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 13,684,723	$ 12,544,439
Deposit-type funds	1,192,888	1,170,436
Reserves for unpaid claims	153,824	141,720
Dividends payable to policyholders	28,994	25,603
Interest maintenance reserve	48,625	55,841
Accrued commissions, expenses and insurance taxes	152,753	145,356
Federal income taxes payable	—	28,255
Asset valuation reserve	354,449	336,910
Other liabilities	545,291	464,163
Separate account liabilities	10,756,291	10,379,450
Total Liabilities	26,917,838	25,292,173

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,984	49,976
Unassigned surplus	1,397,513	1,441,238
Total Capital and Surplus	1,881,446	1,925,163
Total Liabilities, Capital and Surplus	$ 28,799,284	$ 27,217,336

The accompanying notes are an integral part of these statutory basis financial statements.

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AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
Premiums and Other Revenue
Premiums, net	$ 4,210,410	$ 3,779,855	$ 3,552,816
Net investment income	806,210	622,185	513,947
Commissions and expense allowances on reinsurance ceded	34,784	33,566	30,695
Modco reinsurance adjustment – affiliate	9,968	11,843	(38,186)
Income from fees associated with separate accounts	69,115	63,552	65,818
Miscellaneous income	55,982	62,673	47,868
Total Premiums and Other Revenue	5,186,469	4,573,674	4,172,958

Expenses
Benefits to policyholders	4,038,081	3,358,782	3,054,105
Change in reserves for life, accident and health policies	1,135,517	636,666	513,353
Commissions	372,384	318,711	283,469
General insurance expenses	587,818	589,251	523,108
Taxes, licenses and fees	67,561	59,330	56,276
Net transfers from separate accounts	(951,350)	(487,201)	(363,372)
Total Expenses	5,250,011	4,475,539	4,066,939

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(63,542)	98,135	106,019
Dividends to policyholders	30,907	25,630	22,473
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(94,449)	72,505	83,546
Federal income tax expense (benefit)	(16,252)	31,114	(143)
Gain (Loss) from Operations before Net Realized Capital Gains	(78,197)	41,391	83,689
Net realized capital gains, net of taxes	44,770	32,387	18,027
Net Income (Loss)	(33,427)	73,778	101,716

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	23,633	50,539	(134,296)
Change in net deferred income taxes	29,059	65,216	11,944
Change in nonadmitted assets	(41,149)	(50,383)	(57,361)
Change in asset valuation reserve	(17,539)	(72,433)	30,678
Change in liability for reinsurance in unauthorized companies	—	—	12
Change in unrecognized actuarial losses on pension, net of tax	(37)	(250)	4,730
Amortization of reinsurance gain, net of tax (Note 14)	(4,266)	(3,954)	(3,377)
Dissolution of subsidiary (Note 2)	—	(95,745)	(31,756)
Cumulative effect of change in accounting principle (Note 1)	—	58,822	—
Net Change in Capital and Surplus	(43,717)	25,599	(77,701)

Capital and Surplus at the Beginning of the Year	1,925,163	1,899,564	1,977,265
Capital and Surplus at the End of Year	$ 1,881,446	$ 1,925,163	$ 1,899,564

The accompanying notes are an integral part of these statutory basis financial statements.

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AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 4,236,530	$ 3,783,194	$ 3,507,642
Net investment income received	801,523	620,675	525,537
Miscellaneous income	160,112	160,206	145,009
Benefits paid to policyholders	(4,010,542)	(3,377,550)	(3,025,211)
Net transfers from separate accounts	959,589	490,322	362,578
Commissions, expenses and taxes paid	(1,021,655)	(945,340)	(896,024)
Dividends paid to policyholders	(27,516)	(23,832)	(24,820)
Federal income taxes received (paid)	(27,086)	(17,142)	1,865
Net Cash from Operating Activities	1,070,955	690,533	596,576

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,665,850	1,300,512	1,727,175
Cost of investments acquired	(2,609,281)	(1,605,951)	(2,681,198)
Net change in loans on insurance contracts	(119,637)	(118,593)	(75,171)
Net Cash from Investing Activities	(1,063,068)	(424,032)	(1,029,194)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	22,451	(417)	180,346
Proceeds from borrowings	107	167,500	95,000
Redemptions of borrowings	—	(262,500)	—
Other miscellaneous, net	13,837	(56,338)	12,833
Net Cash from Financing and Miscellaneous Activities	36,395	(151,755)	288,179

Net Change in Cash, Cash Equivalents and Short-Term Investments	44,282	114,746	(144,439)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	156,881	42,135	186,574

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 201,163	$ 156,881	$ 42,135

Non-cash transactions from operating, investing and financing activities:
Recognized commitments for low income housing investments (Note 3)	$ 2,932	$ 18,069	$ 15,000
Exchanges of bonds and stocks	41,833	16,375	35,502
Bonds converted to stocks	5,161	—	—
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	(3,296)	375
Disposal of investment from dissolution of subsidiary (Note 2)	—	(92,609)	(95)

The accompanying notes are an integral part of these statutory basis financial statements.

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AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

Effective October 1, 2023, Select Benefits Group, LLC, a third-party administrator (TPA) for dental and vision plans, was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

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NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

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NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations as the revenues or expected gross profits are recognized or in proportion to policy face amount.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on the Company’s own experience and assumptions such as morbidity, mortality, lapse, and interest rates.

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NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

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NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are reported at fair value, excluding investments in stocks of insurance subsidiaries and Federal Home Loan Bank (FHLB) common stock. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $102,398 and $93,405 at December 31, 2024 and 2023, respectively. The FHLB common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $11,388 during the year ended December 31, 2025. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the amount of borrowing over the carrying value of real estate property was $2,899 and $2,789, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2024	2023
AIC	$ 14,266	$ 12,018
VCA [1]	524	476
AAS [1]	402	266
Total	$ 15,192	$ 12,760

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments on other investments of $1,000, $3,256, and $1,633 were recorded as realized losses during 2024, 2023, and 2022, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2024, the notional amount of the Equity and Treasury futures contracts bought by the Company was $144,100, and the notional amount of the Equity and Treasury futures contracts sold was $144,346. At December 31, 2023, the notional amount of the Equity and Treasury futures contracts bought was $200,300 and the notional amount of the Equity and Treasury futures contracts sold was $199,206.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2024 and 2023 was $22,780 and $26,657, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 24, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through June 18, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2024 and 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $10,000 and $0, which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. The Company had $4,981 and $0 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 3,712,055	$ 3,070,551	$ 202,246	$ 232,186
OTC index call option contracts written - gross liability	1,411,000	1,352,371	(86,294)	(123,527)
Exchange traded index call option contracts owned	2,079,595	1,157,176	273,603	167,068
Foreign currency swaps - gross liability	22,321	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	178,474	—	11,461	—
Foreign currency swaps - gross liability	39,728	—	(1,920)	—

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 2,001,383	$ 1,166,883	$ 145,709	$ 110,820
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	—	158,753	—	1,651
14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2024	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 32,236	$ (15,207)	$ (25,586)
Exchange traded index call option contracts - closed	32,276	6,913	(20,651)
Equity put option contracts - closed	(80)	(16)	784
Futures contracts - closed	(19,020)	(36,224)	(41,108)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	1,172	—
Foreign currency swaps - open	2,655	—	938
Total recognized in net investment income	$ 48,067	$ (43,362)	$ (85,623)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ (15,988)	$ 37,212	$ (40,835)
Exchange traded index call option contracts - open	19,200	30,723	(29,296)
Futures contracts - open	(8,508)	8,028	3,886
Foreign currency swaps - open	(664)	—	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	10,379	2,832	4,880
Total recognized in change in unrealized gains (losses)	$ 4,419	$ 78,795	$ (61,365)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2024 and 2023.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $272,682 and $231,533 at December 31, 2024 and 2023, respectively.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $14,523 and $13,111 less accumulated depreciation of $12,202 and $10,678 at December 31, 2024 and 2023, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,285, $8,098, and $5,379, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2024, 2023, and 2022 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,397,605 or 17.8% and $12,296,748 or 10.5% of the individual life policies in force as of December 31, 2024 and 2023, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,780, $9,711, and $9,977 for 2024, 2023, and 2022, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2024 and 2023.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years 2018 through 2020 and years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar Retirement Services, Inc., a defined contribution and defined benefit plans recordkeeper and third-party administrator, was merged into the Company with net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012
19

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

The amortized cost of bonds was reduced by $8,728 and increased by $1,652 at December 31, 2024 and December 31, 2023, respectively, as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,109,742 and $11,364,738, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2024 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 252,532	$ 251,160
Due after one year through five years	1,736,642	1,694,954
Due after five years through ten years	2,791,103	2,642,140
Due after ten years	7,152,889	6,335,231
Bonds with multiple repayment dates	185,304	169,527
Total bonds	$ 12,118,470	$ 11,093,012

Proceeds from the sales of bonds were $388,956, $308,442, and $588,433 for the years ended December 31, 2024, 2023, and 2022, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2024	2023	2022
Bonds:
Gross realized capital gains on sales	$ 12,380	$ 7,070	$ 12,908
Gross realized capital losses on sales	(10,149)	(9,335)	(4,606)
Net realized capital gains (losses) on sales	2,231	(2,265)	8,302
Other, including impairments and net gain on dispositions other than sales	(2,880)	(5,148)	(641)
Total bonds	(649)	(7,413)	7,661
Preferred stocks	272	(618)	—
Common stocks	47,308	33,983	3,221
Mortgage loans	(296)	(2,040)	110
Real estate	379	2,285	55
Other investments	10,371	12,092	20,424
Realized capital gains before federal income taxes and transfer to IMR	57,385	38,289	31,471
Realized capital gains (losses) transferred to IMR	714	(2,708)	8,726
Federal income tax expense	11,901	8,610	4,718
Net realized capital gains	$ 44,770	$ 32,387	$ 18,027

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $852,634 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $22,970 and $25,360 in stock was owned at December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company did not have any FHLB membership stock eligible for redemption.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2024	2023
Membership stock - class A	$ 397	$ 326
Membership stock - class B	21,928	24,339
Excess stock	645	695
Aggregate total	$ 22,970	$ 25,360
Actual borrowing capacity as determined by the insurer	$ 852,634	$ 842,353

As of December 31, 2024 and 2023, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,290,524 and $1,307,617 of bonds and mortgage loans pledged as collateral at December 31, 2024 and 2023, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,681 and $702,943 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023, respectively.

21

NOTE 3 - INVESTMENTS, (continued)

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,166,792	$ 1,189,376
Carrying value	1,290,524	1,307,617
Aggregate total borrowing - funding agreements	700,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,386,123	$ 1,214,466
Carrying value	1,436,940	1,354,135
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	—	117,500

There are prepayment penalties on the Company's funding agreements.

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2024
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 22,970	$ 25,360	$ (2,390)	$ —	$ 22,970	0.079%	0.080%
Bonds on deposit with states	144,792	145,050	(258)	—	144,792	0.498%	0.503%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,290,524	1,307,617	(17,093)	—	1,290,524	4.439%	4.481%
Pledged as collateral not captured in other categories:
Derivatives	27,761	26,657	1,104	—	27,761	0.095%	0.096%
Other restricted assets:
Policy loans reinsurance assumed	107,429	109,179	(1,750)	—	107,429	0.370%	0.373%
Bonds and short-term investments reinsurance assumed *	886,156	937,979	(51,823)	—	886,156	3.048%	3.077%
Total restricted assets	$ 2,479,632	$ 2,551,842	$ (72,210)	$ —	$ 2,479,632	8.529%	8.610%
22

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:			0
Policy loans reinsurance assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term investments reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

* Includes investment income due and accrued

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

23

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

The unrealized losses related to bonds in 2024 and 2023 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2024, 2023, and 2022.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2024 and 2023, bonds at book/adjusted carrying value totaling $436,189 and $468,893, respectively, (3.5% and 4.2%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2024, 2023, and 2022, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,059, $5,122, and $1,841 respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2024 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2024
Present value of cash flows	$ 4,525	$ 1,623	$ —	$ 2,902
December 31, 2024
Present value of cash flows	$ 24	$ 24	$ —	$ —
24

NOTE 3 - INVESTMENTS, (continued)

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

December 31, 2024

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
59111RAA0	$ 4,525	$ 2,902	$ 1,623	$ 2,902	$ 2,902
05948XUH2	$ 20	$ —	$ 20	$ —	$ —
337925BQ3	$ 4	$ —	$ 4	$ —	$ —
Total	XXX	XXX	$ 1,647	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2024	2023
DSCR distribution
Below 1.0	$ 72,947	$ 76,167
1.0 - 1.2	147,689	178,633
1.2 - 1.5	398,826	371,247
Greater than 1.5	1,669,985	1,559,250
Total	$ 2,289,447	$ 2,185,297

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2024	2023
Loan to value
Below 60%	$ 8,786	$ 10,558
60-75%	2,018	2,109
Total	$ 10,804	$ 12,667

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2024	2023
Recorded investment (all)
Current	$ 2,292,386	$ 2,197,964
30-59 days past due	—	—
60-89 days past due	2,469	—
90-179 days past due	—	—
180+ days past due	5,396	—
Accruing Interest 180+ Days Past Due
Recorded investment	5,396	—
Interest accrued	124	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	312	568

At December 31, 2024, the average size of an individual commercial mortgage loan was $2,700. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2024, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 2.85% for commercial mortgage loans.

In 2024 and 2023, the Company had 91 and 44, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.99%, respectively, and 4.55% and 4.50%, respectively, totaling $335,896 and $158,851, respectively. Commercial mortgage loans are evaluated individually for impairment. At December 31, 2024, the Company had impairments for commercial mortgage loans of $295 and interest income on impaired mortgage loans of $124. The Company had no investment in impaired loans with an allowance for credit losses as of December 31, 2024 and 2023. There were no mortgage loans derecognized as a result of foreclosure during 2024 or 2023.

Real Estate

There was 1 commercial real estate sale with total gain recognized of $379 for the year ended December 31, 2024. There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no commercial real estate properties classified as held for sale for the years ended December 31, 2024 and December 31, 2023.

26

NOTE 3 - INVESTMENTS, (continued)

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2024 and 2023. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 11 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2024 and 2023, the Company recognized $11,214 and $10,474, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $70,877 and $77,319 and in other liabilities was $23,498 and $34,500 for the years ended December 31, 2024 and 2023, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,587, $4,177, $898, $117, and $314 in 2025, 2026, 2027, 2028, and 2029, respectively, and $1,405 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2024 and 2023. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2024 and 2023.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2024			December 31, 2023
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 202,246	$ 86,294	$ 115,952	$ 232,186	$ 123,527	$ 108,659
Derivatives - foreign currency swaps	11,461	2,584	8,877	2,961	2,961	—

Liabilities:
Derivatives - call options	$ 86,294	$ 86,294	$ —	$ 123,527	$ 123,527	$ —
Derivatives - foreign currency swaps	2,584	2,584	—	4,612	2,961	1,651

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2024	2023	2022
Income:
Bonds	$ 556,609	$ 499,408	$ 419,734
Preferred stocks	166	490	586
Common stocks	9,885	8,382	7,427
Mortgage loans	104,896	98,441	104,071
Real estate[1]	11,175	14,261	14,515
Loans on insurance contracts	39,226	33,583	28,034
Short-term investments	6,936	3,385	763
Derivatives	48,067	(43,362)	(85,623)
Other investments	77,269	50,021	64,070
Amortization of interest maintenance reserve	7,780	9,711	9,977
Gross investment income	862,009	674,320	563,554
Total investment expenses	55,799	52,135	49,607
Net investment income	$ 806,210	$ 622,185	$ 513,947

1Includes amounts for the occupancy of company-owned property of $5,647, $8,302, and $8,541 in 2024, 2023, and 2022, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2024 and 2023, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 16 and 9, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $1,981 and $721, respectively.

At December 31, 2024 and 2023, the Company had $950 and $975 of aggregate unaffiliated collateral loans secured by collateral that did not qualify as an investment, of which $602 and $613 was nonadmitted, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

28

NOTE 3 - INVESTMENTS, (continued)

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Industrial and miscellaneous	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2024. The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2024 and 2023.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Loans on insurance contracts	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Separate account liabilities	—	10,756,291	—	—	—	10,756,291
Total financial liabilities	$ 1,339,553	$ 12,097,847	$ 145,709	$ —	$ 1,193,844	$ 10,756,291
31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, carrying amount approximates fair value, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

32

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities within Other investments are classified as Level 1 securities as the fair values are based on quoted prices in active markets. The fair values for bonds within Other investments are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Other investments priced based on observable market information for similar assets are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(liability)	$ 208,380	$ (82,954)	$ 125,426

33

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(net deferred tax liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The changes in the components of the net deferred tax asset/(liability) from December 31, 2023 to December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 32,941	$ (1,317)	$ 31,624
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	32,941	(1,317)	31,624
Deferred tax assets nonadmitted	16,675	—	16,675
Subtotal net admitted deferred tax assets	16,266	(1,317)	14,949
Deferred tax liabilities	(4,189)	10,114	5,925
Net admitted deferred tax assets/(net deferred tax liability)	$ 20,455	$ (11,431)	$ 9,024

34

NOTE 4 - INCOME TAXES, (continued)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	9,024	—	9,024
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	9,024	—	9,024
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	(7,894)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	7,242	(1,317)	5,925
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 16,266	$ (1,317)	$ 14,949

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2024	2023
Ratio percentage used to determine recovery period and
threshold limitation above	841%	916%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,753,699	$ 1,806,328

There were no tax planning strategies utilized as of December 31, 2024 or 2023.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2024	2023	2022
Federal	$ (16,252)	$ 31,114	$ (143)
Federal income tax on net capital gains	12,051	8,041	6,550
Federal income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
35

NOTE 4 - INCOME TAXES, (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 157	$ 165	$ 158	$ (8)	$ 7
Unearned premium reserve	523	505	518	18	(13)
Policyholder reserves	134,578	111,591	100,279	22,987	11,312
Investments	8,166	7,877	10,596	289	(2,719)
Deferred acquisition costs	94,942	88,273	82,402	6,669	5,871
Policyholder dividends accrual	2,145	1,632	1,154	513	478
Fixed assets	9,891	11,241	6	(1,350)	11,235
Compensation and benefits accrual	25,898	25,789	25,224	109	565
Receivables - nonadmitted	35,046	29,906	20,859	5,140	9,047
Net operating loss carry-forward	208	225	242	(17)	(17)
Intangible Amortization	25,522	28,309	15,446	(2,787)	12,863
Other (including items <5% of total
ordinary tax assets)	11,481	10,103	14,025	1,378	(3,922)
Subtotal	348,557	315,616	270,909	32,941	44,707
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	105,799	89,124	81,820	16,675	7,304
Admitted ordinary deferred tax assets	$ 242,758	$ 226,492	$ 189,089	$ 16,266	$ 37,403

Capital
Investments	$ 435	$ 1,272	$ 452	$ (837)	$ 820
Real Estate	2,313	2,793	1,994	(480)	799
Other (including items <5% of total
ordinary tax assets)	—	—	108	—	(108)
Subtotal	2,748	4,065	2,554	(1,317)	1,511
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	2,748	4,065	2,554	(1,317)	1,511
Admitted deferred tax assets	$ 245,506	$ 230,557	$ 191,643	$ 14,949	$ 38,914

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax liabilities:
Ordinary
Investments	$ 4,790	$ 3,171	$ 2,432	$ 1,619	$ 739
Fixed assets	818	2,042	2,285	(1,224)	(243)
Deferred and uncollected premium	15,297	17,372	17,433	(2,075)	(61)
Policyholder reserves	3,509	6,588	10,254	(3,079)	(3,666)
Unearned commissions	9,820	9,251	6,520	569	2,731
Other (including items <5% of total
ordinary tax liabilities)	144	143	143	1	—
Subtotal	34,378	38,567	39,067	(4,189)	(500)

Capital
Investments	$ 84,427	$ 74,312	$ 55,091	$ 10,115	$ 19,221
Real estate	1,275	1,276	723	(1)	553
Subtotal	$ 85,702	$ 75,588	$ 55,814	$ 10,114	$ 19,774

Deferred tax liabilities	$ 120,080	$ 114,155	$ 94,881	$ 5,925	$ 19,274

Net deferred tax assets	$ 125,426	$ 116,402	$ 96,762	$ 9,024	$ 19,640

The change in the net admitted deferred tax assets was $9,024, $19,640 and $8,418 for the years ended December 31, 2024, 2023, and 2022, respectively. The change in nonadmitted deferred tax assets of $16,675, $7,304, and $36,869 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2024, 2023, and 2022, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

37

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2024, 2023, and 2022 were as follows:

	2024	2023	2022
Net gain (loss) from operations before income taxes	$ (94,449)	$ 72,505	$ 83,546
Net realized capital gains before income taxes	57,385	38,289	31,471
Deferred reinsurance loss, net	(4,266)	(3,954)	(3,377)
Change in unauthorized reinsurance	—	—	12
Total pre-tax statutory income (loss)	(41,330)	106,840	111,652
Change in nonadmitted assets	(24,475)	(43,079)	(20,491)
IMR amortization	(7,780)	(9,711)	(9,977)
Tax-exempt income	(25,301)	(22,687)	(25,308)
Adjustment to prior year deferreds	(1,217)	3,083	—
Dissolution of subsidiary	—	(92,822)	(35,134)
Non-deductible expense	4,251	4,884	3,001
Other	(1,117)	(408)	4,006
Subtotal	(96,969)	(53,900)	27,749
Statutory tax rate	0.21	0.21	0.21
Subtotal	(20,364)	(11,319)	5,827
Adjustment to prior year deferred income tax	—	(2,923)	—
Tax credits	(12,896)	(11,819)	(11,364)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

Federal and foreign income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
Change in deferred income tax	(29,059)	(65,216)	(11,944)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2024, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 990	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $9,928, $14,604, and $15,512, for the tax years 2024, 2023, and 2022, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2024 and 2023.

38

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2024, 2023, and 2022.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $20,984, $21,305, and $22,281, for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2024 and 2023, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2024	2023
Ameritas Holding Company	$ (7,161)	$ (5,247)
Ameritas Life Insurance Corp. of New York	(329)	2,927
Ameritas Investment Company, LLC	877	725
Ameritas Investment Partners, Inc.	3,020	2,012
Ameritas Advisory Services, LLC	878	491
Total	$ (2,715)	$ 908

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $7,863 and $2,829 for the years ended December 31, 2024 and 2023, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $21,855, $20,712, and $19,631 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2024	2023	2022
Benefit obligation at beginning of year	$ 31,776	$ 34,365	$ 44,138
Interest cost	1,560	1,763	1,082
Actuarial loss	(372)	(84)	(6,145)
Benefits paid	(3,724)	(4,268)	(4,710)
Benefit obligation at end of year	$ 29,240	$ 31,776	$ 34,365
39

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2024	2023	2022
Reporting entity contribution	3,724	4,268	4,710
Benefits paid	(3,724)	(4,268)	(4,710)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2024	2023	2022
Components:
Accrued benefit costs	$ 31,465	$ 34,049	$ 36,953
Liability (asset) for pension benefits	(2,225)	(2,273)	(2,588)
Assets and liabilities recognized:
Liabilities recognized	29,240	31,776	34,365
Unrecognized liabilities (assets)	(2,225)	(2,273)	(2,588)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Interest cost	1,560	1,763	1,082
Amount of recognized gains	(420)	(399)	(158)
Total net periodic benefit cost	$ 1,140	$ 1,364	$ 924

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2024	2023	2022
Items not yet recognized as a component of net periodic cost - prior year	$ (2,273)	$ (2,588)	$ 3,399
Net loss arising during the period	(372)	(84)	(6,145)
Net gain recognized	420	399	158
Items not yet recognized as a component of net
periodic cost - current year	$ (2,225)	$ (2,273)	$ (2,588)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Net recognized losses	$ (2,225)	$ (2,273)	$ (2,588)

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The weighted-average assumptions are as follows:

	Pension Benefits
	2024	2023	2022
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	NA	1.81%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.28%	5.43%	3.08%
Rate of compensation increase	NA	NA	N/A

Future expected pension benefit payments are as follows:

Year	Amount
2025	$ 3,677
2026	3,569
2027	3,459
2028	3,348
2029	3,235
2030-2034	14,415

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2024	2023
Accumulated benefit obligation	$ 29,239	$ 31,776
Projected benefit obligation (PBO)	$ 29,239	$ 31,776
Funded status (PBO - Plan assets)	$ 29,239	$ 31,776

Unrecognized items:
Unrecognized gains, net of tax	$ (1,758)	$ (1,795)
Total unrecognized items, net of tax	$ (1,758)	$ (1,795)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The expense for the Plan was entirely paid by AHC and then allocated accordingly.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $19,027, $18,281, and $16,954 in 2024, 2023, and 2022, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

41

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $187,895 in dividends in 2025, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2024, 2023, or 2022.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2024	2023	2022
Unrealized capital gains, net of taxes	$ 110,958	$ 87,325	$ 36,786
Nonadmitted asset values	(272,682)	(231,533)	(181,150)
Asset valuation reserve	(354,449)	(336,910)	(264,477)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2024, 2023, and 2022 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,984 and $49,976 at December 31, 2024 and 2023, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2024 is $114,766. There has been no principal paid during the life of the Notes as of December 31, 2024. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2024, the Company had outstanding agreements to fund mortgages totaling $88,418. In addition at December 31, 2024, the Company has committed to invest $389,674 in equity-type limited partnerships and $180,058 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2024 and 2023, the Company had FHLB lines of credit available up to $151,725 and $141,900, respectively. The Company had no outstanding balance as of December 31, 2024 and 2023 related to these lines of credit.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2024, 2023, and 2022, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,989 and $4,540 at December 31, 2024 and 2023, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the Company had a related receivable of $4,332 and $3,514, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

42

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023 are as follows:

	2024	2023
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,844	$ 4,179
Decreases during the year
Premium tax offset applied	(397)	(425)
	(397)	(425)
Increases during the year
Estimated premium tax offset	818	923
Assessments paid	3,577	167
	4,395	1,090
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 8,842	$ 4,844

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2024 and 2023.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2024 and 2023.

Uncollectibility of Assets

The Company had admitted assets of $14,406 and $19,380 at December 31, 2024 and 2023, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

43

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2024	2023	2022
Gross reimbursement for medical cost incurred	$ 227,572	$ 212,227	$ 183,245
Other income or expenses (including interest paid to or received from plans)	23,732	24,431	17,282
Gross expenses incurred (claims and administrative)	251,304	236,658	200,527

Net gain (loss) from operations	$ 1,249	$ (106)	$ 3,587

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,447, $3,162, and $3,229 in 2024, 2023, and 2022, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2024:

Calendar Year	Amount
2025	2,619
2026	2,319
2027	2,050
2028	1,722
2029	840
2030 and thereafter	300
Total	$ 9,850

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $552,348, $342,707, and $169,606 for the years ended December 31, 2024, 2023, and 2022, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $119,830, $115,530, and $107,487 for the years ended December 31, 2024, 2023, and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $830,868, $613,333, and $422,300 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $127,093 and $135,269 and cash of $9,919 and $1,992 at December 31, 2024 and 2023, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

44

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2024 and through March 28, 2025, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,302 and $5,217 recoverable at December 31, 2024 and 2023 as an estimate of settlement from the reinsurer's estate. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums, for the years ended December 31, 2024 and 2023.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2024	2023	2022
Assumed	$ 96,572	$ 108,381	$ 107,822
Ceded	(296,232)	(286,288)	(228,462)
Reinsurance premiums, net	$ (199,660)	$ (177,907)	$ (120,640)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2024, 2023, and 2022.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement no longer covers policies sold on or after July 1, 2024.  Amortization of $4,266 and $3,954, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2024 and 2023, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

45

NOTE 14 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2024 and 2023, invested assets of $896,696 and $937,979, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.1% and 3.4% of the Company’s admitted assets at December 31, 2024 and 2023, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2024	2023	2022
Total reserve for unpaid claims at January 1	$ 373,034	$ 356,953	$ 345,354
Less reinsurance assumed	(16,234)	(16,244)	(18,121)
Plus reinsurance ceded	202,128	192,807	189,189
Direct balance	558,928	533,516	516,422

Incurred related to:
Current year	920,602	831,876	793,236
Prior year	(3,346)	(4,967)	(13,600)
Total incurred	917,256	826,909	779,636

Paid related to:
Current year	782,116	699,500	664,184
Prior year	105,350	101,997	98,358
Total paid	887,466	801,497	762,542

Direct balance	588,718	558,928	533,516
Plus reinsurance assumed	14,918	16,234	16,244
Less reinsurance ceded	(216,426)	(202,128)	(192,807)
Total reserve for unpaid claims at December 31	$ 387,210	$ 373,034	$ 356,953

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,346, $4,967, and $13,600 for the years ended December 31, 2024, 2023, and 2022, respectively. During 2024 and 2023, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. During 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for both group dental and disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2024.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2024	2023	2022
Paid assumed reinsurance claims	$ 79,533	$ 80,811	$ 79,612
Incurred assumed reinsurance claims	$ 78,217	$ 80,801	$ 77,734

Paid ceded reinsurance claims	$ 33,118	$ 31,346	$ 31,761
Incurred ceded reinsurance claims	$ 47,416	$ 40,667	$ 35,379

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

46

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2024 and 2023, respectively, the Company had $1,397,738 and $1,744,932 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $23,629 and $21,958 at December 31, 2024 and 2023, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

47

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,316,848	$ 5,614,663
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,937	21,314
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,192,888	1,170,436
Subtotal	7,531,673	6,806,413
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,171,010	8,903,291
Exhibit 4, Line 9, Column 1	384,837	399,909
Subtotal	9,555,847	9,303,200
Total	$ 17,087,520	$ 16,109,613

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NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

51

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,733,319	$ 6,373,096
Exhibit 5, Accidental Death Benefits Section, Total (net)	322	301
Exhibit 5, Disability - Active Lives Section, Total (net)	9,761	17,131
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,086	15,984
Exhibit 5, Miscellaneous Reserves Section, Total (net)	75,856	20,983
Subtotal	6,834,344	6,427,495
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,189,416	1,062,279
Subtotal	1,189,416	1,062,279
Total	$ 8,023,760	$ 7,489,774

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2024		2023
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,047	$ (462)	$ 6,570	$ 24
Ordinary renewal	$ 45,995	$ 52,586	$ 47,932	$ 56,700
Group life	$ —	$ —	$ 1	$ 1
Total	$ 51,042	$ 52,124	$ 54,503	$ 56,725

NOTE 20 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2024, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2024 and 2023, the Company’s Separate Accounts included legally insulated assets of $10,756,291 and $10,379,450, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

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NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2024	2023	2022
For the year ended December 31:
Premiums, considerations or deposits	$ 912,398	$ 992,717	$ 1,071,230
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,745,264	$ 10,365,479

Reserves subject to discretionary withdrawal:
At fair value	$ 10,745,264	$ 10,365,479
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,745,264	$ 10,365,479

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2024	2023	2022
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 879,909	$ 957,081	$ 1,029,159
Transfers from the separate accounts	(1,831,259)	(1,444,282)	(1,392,531)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (951,350)	$ (487,201)	$ (363,372)

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